UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23585

VELA FUNDS

(Exact name of registrant as specified in charter)

220 Market Street, Suite 208

New Albany, OH 43054

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

With copy to: Peter Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

and

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Registrant’s telephone number, including area code:	614-653-8352

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 1

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2024

VELA Small Cap Fund

Class A (VESAX)

Class I (VESMX)

VELA Large Cap Plus Fund

Class A (VELAX)

Class I (VELIX)

VELA International Fund

Class A (VEILX)

Class I (VEITX)

VELA Income Opportunities Fund

Class A (VIOAX)

Class I (VIOIX)

VELA Short Duration Fund

Class A (VASDX)

Class I (VESDX)

Management Discussion of Fund Performance – (Unaudited)

Market Commentary

The six months ended March 31, 2024 were largely positive for equity markets: In the US, the Russell 1000 Index had a total return of 23.49%, while the Russell 2000 Index provided a 19.94% total return and the Russell 3000 Index returned 23.30%. The MSCI World ex USA Index total return was 16.69%. A strong start to 2024 was tempered by persistent inflation above the Federal Reserve’s (the “Fed”) 2% target rate, leading to speculation that anticipated interest rate cuts will be delayed until the back half of the year1. Given our outlook and mindful of client needs, VELA Investment Management, LLC launched the VELA Short Duration Fund on December 18, 2023.

The fact that the economy remains strong allows for the Fed to remain patient. We believe that the zero interest rate policy of the last decade is highly unlikely to return, and that while the current 5.25-5.50% Fed Funds rate range will move lower, it will remain at a level above the target inflation rate2. Looking ahead, we maintain our focus on our bottom-up investment approach underpinned by our considerable experience valuing businesses. To borrow a truism from Warren Buffett, “predicting rain doesn’t count, building arks does”.

VELA Small Cap Fund

Returns Discussion

For the six months ended March 31, 2024, the VELA Small Cap Fund Class I Shares returned 16.38% compared to 19.94% for the Fund’s primary benchmark, the Russell 2000 Index. On an annualized basis, total returns since Fund inception (September 30, 2020) were 20.49% vs. 11.77% for the Russell 2000 Index.

For the six month period, both top and bottom contributors to the portfolio fell across a range of industries. Top portfolio contributors included JFrog, Ltd. (FROG), National HealthCare Corp. (NHC), BWX Technologies, Inc. (BWXT), Greenbrier Companies, Inc. (GBX), and Applied Industrial Technologies, Inc. (AIT). The largest detractors to returns for the period were Fox Factory Holding Corp. (FOXF), Lazydays Holdings, Inc. (GORV), Envista Holdings Corp. (NVST), Malibu Boats, Inc. Class A (MBUU), and a call option on National HealthCare Corp. (NHC), the underlying of which was a top contributor for the period.

Portfolio Changes

Recognizing what we consider to be attractive valuations in many small cap equities over the past six months, we took advantage of opportunities to add to several new positions by exiting existing positions and reducing exposure to companies approaching our estimates of intrinsic value. We also added to some of the Fund’s existing holdings during the period, taking cash down to the 4% range--the lowest level since the inception of the Fund. Over the six month period, we invested in eleven new businesses in the Fund across a range of industries and sold eight. We are enthusiastic about the adjustments we have made to the Fund through a very volatile period for small cap equities. As reflected in our track record since the inception of the Fund, we are ever focused on delivering attractive relative returns in a very tax efficient manner.

Management Discussion of Fund Performance – (Unaudited) (continued)

VELA Large Cap Plus Fund

Returns Discussion

For the six months ended March 31, 2024, the VELA Large Cap Plus Fund Class I Shares returned 15.55% compared to 23.49% for the Russell 1000 Index. On an annualized basis, total returns since Fund inception (September 30, 2020) were 16.37% vs. index returns of 14.84%.

Top contributors within the Fund during the period were concentrated primarily in the Technology sector and included Microsoft Corp. (MSFT), Nutanix, Inc. Class A (NTNX), Meta Platforms, Inc. Class A (META), Salesforce, Inc. (CRM), and ServiceNow, Inc. (NOW). Bottom performers for the six month period included Humana, Inc. (HUM) and call options on Nutanix, Inc. Class A (NTNX), Microsoft Corp. (MSFT), Meta Platforms, Inc. Class A (META), and Salesforce, Inc. (CRM), the underlying of which were included amongst the top contributors for the period.

VELA International Fund

Returns Discussion

For the six months ended March 31, 2024, the VELA International Fund Class I Shares returned 11.12% compared to 16.69% for the MSCI World ex USA Index. On an annualized basis, total returns since fund inception (September 30, 2020) were 9.73% vs. index returns of 9.93%.

Top contributors in the period, from a variety of sectors, included Serco Group, Plc. (079737), Nintendo Co., Ltd. (7974), WH Group Ltd. (BLLHKZ), Alamos Gold Inc. (AGI), and Svenska Handelsbanken AB, Class A (BXDZ9Q). The five largest detractors within the Fund were Bayer AG (506921), PT United Tractors (623084), Empire Co. Ltd. Class A (*EMP.A), Swatch Group Ltd. (718472), and Durr AG (511990).

Portfolio Changes

During the period, we funded two new positions in the Fund: Slovenian specialty and generic pharmaceutical manufacturer Krka, d. d., Novo mesto (515723), and Bapcor Ltd (BLD2CY), an Australian auto aftermarket parts and services provider. The positions were funded by the sale of existing holdings, the first being Bayer AG (506921), the German pharmaceutical and crop science player. A substantial dividend reduction and increased time frame uncertainty in dealing with continuing liabilities related to Glyphosate litigation, as well as our ability to utilize the losses generated to offset capital gains already taken by the Fund led to the sale. The Fund also sold EuroTeleSites (BNQN4T), a spin-off from Fund holding Telekom Austria (4635088) received in 2023 which we were not interested in holding for the long-term. As of the six months ended March 31, 2024, we remain comfortable with the Fund’s slightly elevated level of cash of 8.7%, patiently waiting for opportunities to commit funds to new or existing equity investments.

Management Discussion of Fund Performance – (Unaudited) (continued)

VELA Income Opportunities Fund

Returns Discussion

For the six months ended March 31, 2024, the VELA Income Opportunities Fund Class I Shares returned 13.00% compared to 23.30% for the Russell 3000 Index, the Fund’s primary benchmark, and 14.42% for the Fund’s secondary benchmark, a 50/50 blend of the Russell 3000 Index and the Bloomberg US Aggregate Index. On an annualized basis, total returns since Fund inception (March 31, 2022) were 1.11% vs. returns of 8.72% for the Russell 3000 Total Return Index and 3.71% for the secondary benchmark.

Top contributors within the Fund for the six month period, from a variety of sectors, included National Healthcare Corp. (NHC), Greenbrier Companies, Inc. (GBX), Simon Property Group, Inc. (SPG), and Financials sector holdings JPMorgan Chase & Co. (JPM) and Fidelity National Information Services, Inc. (FIS). Bottom performers included equity holdings Bayer AG (506921) and Civitas Resources (CIVI), along with call options on AbbVie, Inc. (ABBV.US#CH8J4), National Healthcare Corp. (NHC.US#CTB3B), and Simon Property Group (SPG.US#C05P1), two of which had underlying holdings in the top contributors for the period.

Portfolio Changes

As interest rates have risen since the Fund’s initial launch (March 31, 2022), we believe the opportunity set of income producing securities has changed quite profoundly. We are now in an environment where the total return profile of bonds is, in many cases, competitive with that of equities. As this has unfolded, we have been busy shifting the composition of the Fund into a balanced strategy. As of the quarter ended March 31, 2024, approximately 30% of Fund assets were in fixed income securities. Exiting the period, we anticipate a further shift toward bonds as opportunities arise, with the ultimate goal of maintaining a steady-state balance between current income and capital appreciation while attempting to limit the volatility of returns. The Fund also shifted from quarterly to monthly distributions, which we feel will provide both a steadier stream of income to shareholders and better insight into the current yield of the Fund. We hope that these changes are well received and believe they will provide a net benefit to our investor partners over time.

Important Information:

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Investors may obtain performance data current to the most recent month-end by calling 1-833-399-1001.

Management Discussion of Fund Performance – (Unaudited) (continued)

A complete list of portfolio holdings can be found at www.velafunds.com. You cannot invest directly in an index.

The Russell 1000 Index is an unmanaged market capitalization-weighted index comprised of the largest 1,000 companies by market capitalization in the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies by total market capitalization.

The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the United States.

The Russell 2000 Index is a small-cap stock market index of the smallest 2000 stocks in the Russell 3000 Index.

The Russell 3000 Total Return Index is a market-capitalization-weighted equity index maintained by FTSE Russell that tracks the performance of the 3000 largest U.S. traded stocks across all market sectors, inclusive of dividends, capital gains, distributions, and interest. The secondary index for the Income Opportunities Fund is a blend of the Russell 3000 Total Return Index (50%) and the Bloomberg Aggregate Bond Index (50%). The Bloomberg Aggregate Bond Index broadly tracks the performance of the U.S. investment-grade bond market. The index is composed of investment-grade government and corporate bonds.

[1]	Source: https://www.federalreserve.gov/faqs/economy_14400.htm
[2]	Source: https://fred.stlouisfed.org/series/FEDFUNDS

Investment Results (Unaudited)

Average Annual Total Returns(a) as of March 31, 2024

	Six Months	One Year	Since Inception (9/30/20)
VELA Small Cap Fund
Class A Shares
Without Load	16.25%	20.58%	20.19%
With Load	10.43%	14.54%	18.43%
Class I Shares	16.38%	20.93%	20.49%
Russell 2000 Index(b)	19.94%	19.71%	11.77%
S&P SmallCap 600 Index(c)	17.95%	15.93%	15.62%
	Expense Ratios(d)
	Class A Shares	Class I Shares
	1.41%	1.16%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Small Cap Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The Russell 2000 Index is an unmanaged market capitalization weighted index measuring performance of the smallest 2,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

(c)	The S&P SmallCap 600 Index is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalization. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios shown, which include acquired fund fees and other expenses of 0.02%, reflect information from the Fund’s prospectus dated January 30, 2024. Additional information pertaining to the expense ratios as of March 31, 2024 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 1-833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2024

	Six Months	One Year	Since Inception (9/30/20)
VELA Large Cap Plus Fund
Class A Shares
Without Load	15.41%	21.44%	16.09%
With Load	9.65%	15.41%	14.39%
Class I Shares	15.55%	21.73%	16.37%
Russell 1000 Index(b)	23.49%	29.87%	14.84%
S&P 500 Index(c)	23.48%	29.88%	15.39%
	Expense Ratios(d)
	Class A Shares	Class I Shares
	1.63%	1.38%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Large Cap Plus Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The Russell 1000 Index is an unmanaged market capitalization weighted index measuring the performance of the largest 1,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

(c)	The S&P 500 Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index, however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios shown, which include acquired fund fees and expenses of 0.01%, reflect information from the Fund’s prospectus dated January 30, 2024. Additional information pertaining to the expense ratios as of March 31, 2024 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 1-833-399-1001. The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2024

	Six Months	One Year	Since Inception (9/30/20)
VELA International Fund
Class A Shares
Without Load	10.91%	9.91%	9.40%
With Load	5.35%	4.45%	7.80%
Class I Shares	11.12%	10.21%	9.73%
MSCI World ex USA Index(b)	16.69%	15.29%	9.93%
	Expense Ratios(c)
	Class A Shares	Class I Shares
	1.40%	1.15%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA International Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The MSCI World ex USA Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios shown, which include acquired fund fees and other expenses of 0.01%, reflect information from the Fund’s prospectus dated January 30, 2024. Additional information pertaining to the expense ratios as of March 31, 2024 can be found in the financial highlights.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 1-833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2024

	Six Months	One Year	Since Inception (3/31/22)
VELA Income Opportunities Fund
Class A Shares
Without Load	12.87%	12.38%	0.84%
With Load	7.20%	6.72%	(1.73)%
Class I Shares	13.00%	12.53%	1.11%
Russell 3000 Total Return Index(b)	23.30%	29.29%	8.72%
50% Russell 3000 Total Return Index(b) / 50% Bloomberg U.S. Aggregate Bond Index(c)	14.42%	14.88%	3.71%
	Expense Ratios(d)
	Class A Shares	Class I Shares
	1.15%	0.90%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Income Opportunities Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The Russell 3000 Total Return Index is a capitalization-weighted stock market index, maintained by FTSE Russell that seeks to be a benchmark of the entire U.S stock market. It measures the performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization, and represents approximately 98% of the American public equity market.

(c)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

(d)	The expense ratios shown, which include acquired fund fees and other expenses of 0.01%, reflect information from the Fund’s prospectus dated January 30, 2024. Additional information pertaining to the expense ratios as of March 31, 2024 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 1-833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2024

		Since Inception (12/15/23)
VELA Short Duration Fund
Class A Shares
Without Load		0.67%
With Load		(4.40)%
Class I Shares		1.27%
Bloomberg U.S. 1-3 Year Government/Credit Index(b)		0.88%
Expense Ratios(c)
Class A Shares	Class I Shares
0.94%	0.69%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Short Duration Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The Bloomberg U.S. 1-3 Year Government/Credit Bond Index represents a component of the U.S. Government/Credit Bond Index, which includes Treasury and agency securities (U.S. Government Bond Index) and publicly issued U.S. corporate and foreign debentures and secured notes (U.S. Credit Bond Index). The bonds in the index are investment-grade with a maturity between one and three years. Individuals cannot invest directly in an index, however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios shown reflect information from the Fund’s prospectus dated January 30, 2024. Additional information pertaining to the expense ratios as of March 31, 2024 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 1-833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Sector Holdings (Unaudited)

VELA Small Cap Fund

Sector Allocation(a)
Communications	3.39%
Consumer Discretionary	12.91%
Consumer Staples	10.77%
Energy	8.95%
Financials	11.47%
Health Care	10.85%
Industrials	27.38%
Materials	9.36%
Technology	4.13%
Money Market Funds	5.22%
Written Options	-3.29%
Liabilities in Excess of Other Assets	-1.14%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Small Cap Fund is to provide long-term capital appreciation.

VELA Large Cap Plus Fund

Sector Allocation(a)	Long	Short	Gross	Net
Communications	9.26%	-0.21%	9.47%	9.05%
Consumer Discretionary	8.20%	-0.83%	9.03%	7.37%
Consumer Staples	3.56%	-0.22%	3.78%	3.34%
Energy	8.57%	0.00%	8.57%	8.57%
Financials	14.18%	-0.60%	14.78%	13.58%
Health Care	14.18%	-0.19%	14.37%	13.99%
Industrials	10.70%	-0.53%	11.23%	10.17%
Materials	1.06%	0.00%	1.06%	1.06%
Technology	25.60%	-1.01%	26.61%	24.59%
Utilities	1.46%	0.00%	1.46%	1.46%
Exchange-Traded Funds	2.00%	-0.30%	2.30%	1.70%
Purchased Options	1.22%	0.00%	1.22%	1.22%
Money Market Funds	3.90%	0.00%	3.90%	3.90%
Written Options	0.00%	-2.41%	2.41%	-2.41%
Other Assets in Excess of Liabilities	2.41%	0.00%	2.41%	2.41%
	106.30%	-6.30%	112.60%	100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Large Cap Plus Fund is to provide long-term capital appreciation.

Sector Holdings (Unaudited)

VELA International Fund

Sector Allocation(a)
Communications	8.55%
Consumer Discretionary	12.10%
Consumer Staples	13.98%
Energy	6.60%
Financials	6.52%
Health Care	4.82%
Industrials	12.52%
Materials	16.22%
Technology	10.02%
Money Market Funds	9.07%
Liabilities in Excess of Other Assets	-0.40%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA International Fund is to provide long-term capital appreciation.

VELA Income Opportunities Fund

Sector Allocation(a)
Communications	4.85%
Consumer Discretionary	17.11%
Consumer Staples	10.83%
Energy	8.19%
Financials	11.81%
Health Care	8.22%
Industrials	18.73%
Materials	5.11%
Real Estate	5.24%
Technology	5.44%
Utilities	1.42%
U.S. Government & Agencies	2.52%
Money Market Funds	2.17%
Written Options	-1.70%
Other Assets in Excess of Liabilities	0.06%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Income Opportunities Fund is to provide current income and the secondary investment objective is to provide long-term capital appreciation.

Sector Holdings (Unaudited)

VELA Short Duration Fund

Sector Allocation(a)
Communications	9.47%
Consumer Discretionary	14.94%
Consumer Staples	6.46%
Energy	5.91%
Financials	8.38%
Health Care	6.93%
Industrials	4.02%
Materials	2.93%
Real Estate	3.92%
Technology	3.47%
Utilities	5.44%
U.S. Government & Agencies	23.65%
Money Market Funds	3.50%
Other Assets in Excess of Liabilities	0.98%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Short Duration Fund is to provide current income and the secondary investment objectives are protection of principal and competitive total return.

Availability of Portfolio Schedules (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at https:// www.sec.gov or on the Funds’ website at www.velafunds.com.

VELA Small Cap Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks — 99.21%	Shares	Fair Value
Communications — 3.39%
Criteo S.A. - ADR(a)	63,055	$2,211,339
Wix.com Ltd.(a)(b)	6,499	893,482
		3,104,821
Consumer Discretionary — 12.91%
Atlanta Braves Holdings, Inc., Class C(a)(b)	59,298	2,316,180
Graham Holdings Co., Class B	3,303	2,535,647
Malibu Boats, Inc., Class A(a)	22,003	952,290
Papa John's International, Inc.(b)	25,647	1,708,090
Vail Resorts, Inc.	10,281	2,290,915
Wendy's Co. (The)	107,304	2,021,608
		11,824,730
Consumer Staples — 10.77%
Casey's General Stores, Inc.(b)	7,640	2,432,958
Flowers Foods, Inc.	55,300	1,313,375
John B. Sanfilippo & Son, Inc.(b)	7,936	840,581
Mama's Creations, Inc.(a)(b)	196,558	982,790
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	12,100	962,797
Performance Food Group Co.(a)(b)	32,494	2,425,352
Seaboard Corp.	281	905,922
		9,863,775
Energy — 8.95%
Antero Resources Corp.(a)(b)	21,596	626,284
Civitas Resources, Inc.(b)	35,337	2,682,432
Range Resources Corp.(b)	84,958	2,925,104
Tidewater, Inc.(a)(b)	21,338	1,963,096
		8,196,916
Financials — 11.47%
1st Source Corp.	36,028	1,888,588
Assured Guaranty Ltd.(b)	19,426	1,694,919
Axis Capital Holdings Ltd.(b)	40,405	2,627,133
BOK Financial Corp.(b)	17,685	1,627,020
Enstar Group, Ltd.(a)	2,270	705,425
Houlihan Lokey, Inc.(b)	10,287	1,318,690
Trustmark Corp.(b)	22,819	641,442
		10,503,217
Health Care — 10.85%
Biohaven, Ltd.(a)(b)	8,827	482,749
Encompass Health Corp.(b)	27,488	2,269,959
Envista Holdings Corp.(a)(b)	59,112	1,263,815
Lantheus Holdings, Inc.(a)(b)	11,993	746,444
Maravai LifeSciences Holdings, Inc.(a)	70,945	615,093
National Healthcare Corp.(b)	8,500	803,335
PROCEPT BioRobotics Corp.(a)(b)	19,551	966,210
Rocket Pharmaceuticals, Inc.(a)	19,830	534,220
Shockwave Medical, Inc.(a)(b)	3,270	1,064,810

14	See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Common Stocks — 99.21%— (continued)	Shares	Fair Value
Health Care — 10.85%— (continued)
SI-BONE, Inc.(a)	72,948	$1,194,159
		9,940,794
Industrials — 27.38%
Applied Industrial Technologies, Inc.(b)	15,760	3,113,388
BWX Technologies, Inc.(b)	22,069	2,264,721
Copa Holdings, S.A., Class A	10,589	1,102,950
Core & Main, Inc.(a)(b)	24,151	1,382,645
Greenbrier Companies, Inc. (The)(b)	61,765	3,217,956
Hub Group, Inc., Class A	73,063	3,157,783
Huntington Ingalls Industries, Inc.(b)	3,731	1,087,475
Kirby Corp.(a)(b)	54,847	5,228,016
Tetra Tech, Inc.(b)	6,271	1,158,316
U-Haul Holding Co.(b)	27,255	1,817,363
Wabash National Corp.	51,717	1,548,407
		25,079,020
Materials — 9.36%
Alamos Gold, Inc., Class A(b)	111,956	1,651,351
Ashland Global Holdings, Inc.(b)	23,458	2,284,105
Major Drilling Group International, Inc.(a)	251,362	1,670,278
RPM International, Inc.(b)	9,685	1,152,031
Valvoline, Inc.(a)(b)	40,728	1,815,247
		8,573,012
Technology — 4.13%
JFrog Ltd.(a)(b)	53,847	2,381,115
Nutanix, Inc., Class A(a)(b)	17,992	1,110,466
Onto Innovation, Inc.(a)(b)	1,606	290,814
		3,782,395
TOTAL COMMON STOCKS
(Cost $68,369,333)		90,868,680

Money Market Funds - 5.22%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%(c)	4,785,271	4,785,271

TOTAL MONEY MARKET FUNDS
(Cost $4,785,271)		4,785,271

Total Investments — 104.43%
(Cost $73,154,604)		95,653,951

Liabilities in Excess of Other Assets — (4.43)%		(4,059,894)
Net Assets — 100.00%		$91,594,057

(a)	Non-income producing security.

(b)	Securities, or a portion thereof, have been pledged as collateral on written options. The total collateral pledged is $29,945,276.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.	15

VELA Small Cap Fund

Schedule of Open Written Option Contracts

March 31, 2024 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Written Call Options (3.29)%
Alamos Gold, Inc.	(336)	$(495,600)	$15.00	September 2024	$(52,920)
Antero Resources Corp.	(108)	(313,200)	32.00	August 2024	(18,144)
Applied Industrial Technologies, Inc.	(90)	(1,777,950)	185.00	August 2024	(196,650)
Ashland Global Holdings, Inc.	(48)	(467,376)	90.00	July 2024	(48,720)
Assured Guaranty Ltd.	(110)	(959,750)	80.00	November 2024	(140,800)
Atlanta Braves Holdings, Inc., Class C	(124)	(484,344)	50.00	August 2024	(5,952)
Axis Capital Holdings Ltd.	(202)	(1,313,404)	70.00	September 2024	(40,400)
Biohaven, Ltd.	(70)	(382,830)	60.00	October 2024	(89,250)
BOK Financial Corp.	(36)	(331,200)	100.00	June 2024	(8,550)
BOK Financial Corp.	(52)	(478,400)	100.00	September 2024	(21,580)
BWX Technologies, Inc.	(150)	(1,539,300)	95.00	December 2024	(217,500)
Casey's General Stores, Inc.	(35)	(1,114,575)	320.00	October 2024	(90,825)
Civitas Resources, Inc.	(125)	(948,875)	85.00	October 2024	(45,000)
Core & Main, Inc.	(72)	(412,200)	50.00	September 2024	(71,280)
Encompass Health Corp.	(154)	(1,271,732)	85.00	October 2024	(88,550)
Envista Holdings Corp.	(148)	(316,424)	25.00	September 2024	(14,060)
Greenbrier Companies, Inc. (The)	(247)	(1,286,870)	60.00	September 2024	(77,188)
Houlihan Lokey, Inc.	(58)	(743,502)	125.00	September 2024	(68,440)
Huntington Ingalls Industries, Inc.	(30)	(874,410)	280.00	September 2024	(81,450)
JFrog Ltd.	(270)	(1,193,940)	50.00	September 2024	(128,250)
John B. Sanfilippo & Son, Inc.	(36)	(381,312)	115.00	June 2024	(6,840)
Kirby Corp.	(110)	(1,048,520)	100.00	September 2024	(58,850)
Lantheus Holdings, Inc.	(36)	(224,064)	90.00	January 2025	(13,500)
Mama's Creations, Inc.	(390)	(195,000)	7.50	October 2024	(8,775)
National Healthcare Corp.	(80)	(756,080)	75.00	May 2024	(163,200)
Nutanix, Inc.	(75)	(462,900)	50.00	January 2025	(133,500)
Nutanix, Inc.	(97)	(598,684)	55.00	December 2025	(185,755)
Ollie's Bargain Outlet Holdings, Inc.	(60)	(477,420)	80.00	August 2024	(43,200)
Onto Innovation, Inc.	(13)	(235,404)	190.00	June 2024	(16,705)
Papa John's International, Inc.	(90)	(599,400)	90.00	October 2024	(8,325)
Performance Food Group Co.	(190)	(1,418,160)	75.00	December 2024	(134,900)
PROCEPT BioRobotics Corp.	(145)	(716,590)	45.00	July 2024	(133,400)
Range Resources Corp.	(255)	(877,965)	37.00	September 2024	(54,825)
Range Resources Corp.	(170)	(585,310)	38.00	September 2024	(31,025)
RPM International, Inc.	(50)	(594,750)	110.00	May 2024	(50,000)
Shockwave Medical, Inc.	(25)	(814,075)	280.00	December 2024	(158,375)
Tetra Tech, Inc.	(31)	(572,601)	190.00	September 2024	(39,680)
Tidewater, Inc.	(107)	(984,400)	95.00	December 2024	(140,705)
Trustmark Corp.	(57)	(160,227)	30.00	August 2024	(10,830)
U-Haul Holding Co.	(103)	(686,804)	75.00	July 2024	(15,038)
Valvoline, Inc.	(270)	(1,203,390)	45.00	October 2024	(99,900)
Wix.com Ltd.	(23)	(316,204)	180.00	July 2024	(4,140)
Total Written Options (Premiums Received $1,742,729)					$(3,016,977)

16	See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks — 96.77%	Shares	Fair Value
Communications — 9.26%
Alphabet, Inc., Class A(a)(b)	17,385	$2,623,918
Meta Platforms, Inc., Class A(b)	3,981	1,933,094
T-Mobile US, Inc.	5,878	959,407
Uber Technologies, Inc.(a)(b)	7,542	580,659
		6,097,078
Consumer Discretionary — 8.20%
Booking Holdings, Inc.	211	765,483
Home Depot, Inc. (The)	3,079	1,181,104
NIKE, Inc., Class B	3,521	330,903
NVR, Inc.(a)	133	1,077,295
Starbucks Corp.	9,857	900,831
TJX Companies, Inc. (The)	11,224	1,138,338
		5,393,954
Consumer Staples — 3.56%
Casey's General Stores, Inc.	1,053	335,328
Kraft Heinz Co. (The)	23,856	880,286
PepsiCo, Inc.	6,446	1,128,115
		2,343,729
Energy — 8.57%
Baker Hughes Co., Class A(b)	33,717	1,129,520
Energy Transfer LP(b)	90,407	1,422,102
Enterprise Products Partners LP(b)	56,502	1,648,728
MPLX LP	8,040	334,143
Suncor Energy, Inc.(b)	30,019	1,108,001
		5,642,494
Financials — 14.18%
Arch Capital Group Ltd.(a)	6,907	638,483
Bank of America Corp.(b)	30,192	1,144,881
Berkshire Hathaway, Inc., Class B(a)	4,537	1,907,899
Charles Schwab Corp. (The)(b)	13,811	999,088
Citigroup, Inc.(b)	19,648	1,242,539
Goldman Sachs Group, Inc. (The)(b)	2,317	967,788
MetLife, Inc.(b)	17,544	1,300,186
Wells Fargo & Co.(b)	19,519	1,131,321
		9,332,185
Health Care — 14.18%
AbbVie, Inc.(b)	6,292	1,145,773
Agilent Technologies, Inc.	1,319	191,928
Amgen, Inc.	1,159	329,527
AstraZeneca PLC - ADR(b)	15,533	1,052,361
Biohaven, Ltd.(a)	3,395	185,673
Boston Scientific Corp.(a)(b)	16,184	1,108,442
Elevance Health, Inc.(b)	1,018	527,874
Encompass Health Corp.	10,011	826,708
Humana, Inc.(b)	3,071	1,064,777
Johnson & Johnson	6,059	958,473

See accompanying notes which are an integral part of these financial statements.	17

VELA Large Cap Plus Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Common Stocks — 96.77%— (continued)	Shares	Fair Value
Health Care — 14.18%— (continued)
Lantheus Holdings, Inc.(a)(b)	8,822	$549,081
Medtronic PLC	10,262	894,333
Roivant Sciences Ltd.(a)(b)	32,386	341,348
Sarepta Therapeutics, Inc.(a)	1,206	156,129
		9,332,427
Industrials — 10.70%
3M Co.	10,607	1,125,084
Core & Main, Inc.(a)(b)	14,313	819,419
CSX Corp.	32,514	1,205,294
Deere & Co.	2,062	846,946
FedEx Corp.(b)	4,097	1,187,065
JB Hunt Transport Services, Inc.	3,882	773,489
Kirby Corp.(a)	6,957	663,141
Northrop Grumman Corp.	885	423,614
		7,044,052
Materials — 1.06%
Linde PLC	694	322,238
LyondellBasell Industries N.V., Class A	3,636	371,890
		694,128
Technology — 25.60%
Accenture PLC, Class A(b)	3,681	1,275,871
Adobe, Inc.(a)(b)	2,262	1,141,405
Apple, Inc.	9,328	1,599,565
Autodesk, Inc.(a)(b)	3,827	996,627
Microchip Technology, Inc.(b)	14,896	1,336,320
Microsoft Corp.(b)	7,804	3,283,299
Nutanix, Inc., Class A(a)(b)	23,424	1,445,729
PayPal Holdings, Inc.(a)(b)	11,755	787,468
Salesforce.com, Inc.(b)	5,163	1,554,992
ServiceNow, Inc.(a)(b)	1,797	1,370,033
Smartsheet, Inc., Class A(a)(b)	12,291	473,204
Visa, Inc., Class A (b)	4,096	1,143,112
Workday, Inc., Class A(a)(b)	1,614	440,219
		16,847,844
Utilities — 1.46%
CenterPoint Energy, Inc.(b)	33,600	957,264

TOTAL COMMON STOCKS
(Cost $47,063,921)		63,685,155

Exchange-Traded Funds — 2.00%

iShares Russell 2000 Value ETF	8,279	1,314,788

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,272,138)		1,314,788

18	See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
PURCHASED CALL OPTIONS — 0.68%
Amazon.com, Inc.	110	$1,984,180	$200.00	January 2025	$161,150
NVIDIA Corp.	13	1,174,628	1,000.00	January 2025	178,685
Invesco QQQ Trust	40	1,776,040	470.00	January 2025	106,940
TOTAL PURCHASED CALL OPTIONS
(Cost $391,000)					446,775
PURCHASED PUT OPTIONS — 0.54%
Adobe, Inc.	21	1,059,660	430.00	January 2025	46,882
Alphabet, Inc., Class A	60	905,580	120.00	January 2025	20,850
Bank of America Corp.	225	853,200	28.00	January 2025	12,825
Charles Schwab Corp. (The)	110	795,740	47.50	January 2025	10,560
Citigroup, Inc.	125	790,500	37.50	January 2025	4,688
Energy Transfer LP	1,105	1,738,165	10.00	January 2025	9,945
FedEx Corp.	50	1,448,700	220.00	January 2025	22,000
Light & Wonder, Inc.	50	510,450	70.00	April 2024	50
Microchip Technology, Inc.	100	897,100	65.00	June 2024	1,750
Microsoft Corp.	60	2,524,320	340.00	January 2025	46,800
Nutanix, Inc.	170	1,049,240	45.00	January 2025	40,375
Salesforce.com, Inc.	35	1,054,130	230.00	January 2025	24,150
				September
ServiceNow, Inc.	50	3,812,000	600.00	2024	69,000
Smartsheet, Inc.	100	385,000	35.00	January 2025	37,500
Wells Fargo & Co.	100	579,600	40.00	January 2025	7,200
TOTAL PURCHASED PUT OPTIONS
(Cost $578,501)					354,575
TOTAL PURCHASED OPTIONS
(Cost $801,350)					969,501

Money Market Funds - 3.90%	Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%(c)	2,569,867	2,569,867

TOTAL MONEY MARKET FUNDS
(Cost $2,569,867)		2,569,867

Total Investments — 103.89%
(Cost $51,875,427)		68,371,160

Liabilities in Excess of Other Assets — (3.89)%		(2,558,510)
Net Assets — 100.00%		$65,812,650

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for securities sold short or written options. The fair value of this collateral on March 31, 2024 was $36,699,436.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.	19

VELA Large Cap Plus Fund

Schedule of Open Written Options Contracts

March 31, 2024 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (2.41)%
AbbVie, Inc.	(51)	$(928,710)	$200.00	January 2025	$(35,317)
Accenture PLC, Class A	(33)	(1,143,813)	450.00	June 2025	(30,690)
Adobe Systems, Inc.	(19)	(958,740)	670.00	January 2025	(32,680)
Alphabet, Inc., Class A	(139)	(2,097,927)	200.00	January 2025	(48,997)
AstraZeneca PLC	(98)	(663,950)	75.00	January 2025	(31,605)
Autodesk, Inc.	(28)	(729,176)	310.00	January 2025	(43,680)
Baker Hughes Co.	(148)	(495,800)	35.00	January 2025	(45,880)
Bank of America Corp.	(226)	(856,992)	40.00	January 2025	(63,619)
Boston Scientific Corp.	(81)	(554,769)	80.00	January 2025	(18,428)
Charles Schwab Corp. (The)	(125)	(904,250)	75.00	January 2025	(92,812)
Citigroup, Inc.	(157)	(992,868)	70.00	March 2025	(65,940)
Core & Main, Inc.	(129)	(738,525)	60.00	September 2024	(56,115)
Energy Transfer LP	(677)	(1,064,921)	15.00	January 2025	(86,656)
FedEx Corp.	(37)	(1,072,038)	310.00	January 2025	(76,035)
Lantheus Holdings, Inc.	(79)	(491,696)	90.00	January 2025	(29,625)
Meta Platforms, Inc.	(20)	(971,160)	600.00	January 2025	(64,450)
MetLife, Inc.	(132)	(978,252)	82.50	January 2025	(40,920)
Microchip Technology, Inc.	(119)	(1,067,549)	110.00	January 2025	(58,310)
Microsoft Corp.	(63)	(2,650,536)	510.00	January 2025	(80,798)
Nutanix, Inc.	(214)	(1,320,808)	65.00	January 2025	(201,159)
PayPal Holdings, Inc.	(95)	(636,405)	72.50	January 2025	(81,700)
Roivant Sciences Ltd.	(209)	(220,286)	15.00	January 2025	(17,243)
Salesforce.com, Inc.	(37)	(1,114,366)	340.00	January 2025	(81,678)
ServiceNow, Inc.	(15)	(1,143,600)	940.00	January 2025	(68,775)

20	See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund

Schedule of Open Written Options Contracts (continued)

March 31, 2024 (Unaudited)

Description (Continued)	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (2.41)% (Continued)
Smartsheet, Inc.	(99)	$(381,150)	$55.00	January 2025	$(18,563)
Suncor Energy, Inc.	(221)	(1,794,078)	37.00	July 2024	(43,095)
Uber Technologies, Inc.	(57)	(438,843)	105.00	January 2025	(22,230)
Wells Fargo & Co.	(180)	(1,043,280)	70.00	March 2025	(40,950)
Workday, Inc.	(15)	(409,125)	360.00	January 2025	(14,250)
Total Written Options (Premiums Received $1,177,770)					$(1,592,200)

See accompanying notes which are an integral part of these financial statements.	21

VELA Large Cap Plus Fund

Schedule of Securities Sold Short

March 31, 2024 (Unaudited)

Common Stocks - Short - (3.59%)	Shares	Fair Value
Communications - (0.21%)
Airbnb, Inc., Class A(a)	(819)	$(135,102)

Consumer Discretionary - (0.83%)
Abercrombie & Fitch Co., Class A(a)	(1,479)	(185,363)
Floor & Decor Holdings, Inc., Class A(a)	(1,652)	(214,132)
Marriott International, Inc., Class A	(578)	(145,835)
		(545,330)
Consumer Staples - (0.22%)
Coty, Inc., Class A(a)	(12,177)	(145,637)

Financials - (0.60%)
Capital One Financial Corp.	(1,381)	(205,617)
Coinbase Global, Inc., Class A(a)	(724)	(191,947)
		(397,564)
Health Care - (0.19%)
Globus Medical, Inc., Class A(a)	(2,382)	(127,770)

Industrials - (0.53%)
GFL Environmental, Inc.	(6,027)	(207,932)
Old Dominion Freight Line, Inc.	(616)	(135,095)
		(343,027)
Technology - (1.01%)
EPAM Systems, Inc.(a)	(712)	(196,626)
Logitech International S.A.	(2,436)	(217,705)
Super Micro Computer, Inc.(a)	(245)	(247,458)
		(661,789)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $2,094,467)		$(2,356,219)

Exchange-Traded Funds - Short - (0.30%)
ARK Innovation ETF	(3,894)	$(195,012)

TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $182,370)		$(195,012)

TOTAL SECURITIES SOLD SHORT - (3.89)% (Proceeds Received $2,276,837)		$(2,551,231)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund
Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks — 91.33%	Shares	Fair Value
Australia — 3.04%
Consumer Discretionary — 1.35%
Bapcor, Ltd.	152,721	$627,925

Health Care — 1.69%
Ansell Ltd.	49,400	791,112

Total Australia		1,419,037

Austria — 3.41%
Communications — 2.32%
Telekom Austria AG(a)	129,400	1,081,366

Materials — 1.09%
Wienerberger AG	14,000	509,913

Total Austria		1,591,279

Belgium — 2.08%
Financials — 2.08%
KBC Group NV	12,900	967,050

Total Belgium		967,050

Canada — 14.46%
Consumer Staples — 2.22%
Empire Co., Ltd., Class A	42,300	1,033,124

Energy — 4.09%
Parkland Corp.	24,500	780,356
Suncor Energy, Inc.	30,500	1,125,755
		1,906,111
Industrials — 1.00%
Finning International, Inc.	15,900	467,343

Materials — 7.15%
Alamos Gold, Inc., Class A	78,000	1,150,500
Major Drilling Group International, Inc.(a)	143,100	950,887
OceanaGold Corp.	546,000	1,233,561
		3,334,948
Total Canada		6,741,526

Denmark — 2.03%
Industrials — 2.03%
FLSmidth & Co. A/S(a)	18,900	944,123

Total Denmark		944,123

France — 7.92%
Communications — 2.51%
Criteo S.A. - ADR(a)	33,300	1,167,831

Consumer Discretionary — 2.06%
Cia Generale de Establissements Michelin SCA	25,100	961,826

See accompanying notes which are an integral part of these financial statements.

VELA International Fund
Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Common Stocks — 91.33% — (continued)	Shares	Fair Value
France — 7.92% — (continued)
Energy — 2.50%
TotalEnergies SE	17,000	$1,169,311

Industrials — 0.85%
Rexel SA	14,600	394,350

Total France		3,693,318

Germany — 9.87%
Consumer Discretionary — 1.31%
Fielmann AG	13,300	610,921

Consumer Staples — 1.21%
Henkel AG & Co. KGaA	7,000	562,580

Industrials — 2.00%
Duerr AG	40,300	931,152

Materials — 2.89%
Covestro AG(a)	10,000	546,948
Fuchs Petrolub SE	20,400	801,063
		1,348,011
Technology — 2.46%
Infineon Technologies AG	33,700	1,145,879

Total Germany		4,598,543

Hong Kong — 7.55%
Consumer Staples — 2.75%
WH Group Ltd.	1,940,000	1,280,555

Industrials — 2.53%
Johnson Electric Holdings Ltd.	851,440	1,180,278

Technology — 2.27%
VTech Holdings Ltd.	174,200	1,056,576

Total Hong Kong		3,517,409

Iceland — 1.43%
Industrials — 1.43%
Marel HF	192,400	665,361

Total Iceland		665,361

Indonesia — 2.29%
Materials — 2.29%
United Tractors Tbk PT	700,000	1,066,776

Total Indonesia		1,066,776

Japan — 8.53%
Consumer Discretionary — 1.95%
Honda Motor Co. Ltd.	73,500	909,412

See accompanying notes which are an integral part of these financial statements.

VELA International Fund
Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Common Stocks — 91.33% — (continued)	Shares	Fair Value
Japan — 8.53% — (continued)
Consumer Staples — 1.72%
Suntory Beverage & Food Ltd.	23,700	$801,603

Industrials — 0.83%
OSG Corp.	26,900	387,473

Materials — 1.48%
Toray Industries, Inc.	144,000	691,427

Technology — 2.55%
Nintendo Co. Ltd.	21,700	1,183,982

Total Japan		3,973,897

Luxembourg — 1.94%
Consumer Staples — 1.94%
B&M European Value Retail SA	131,000	903,057

Total Luxembourg		903,057

Mexico — 2.52%
Consumer Staples — 2.52%
Gruma SAB de CV	23,800	444,784
Kimberly-Clark de Mexico SAB de CV	313,300	727,457
		1,172,241
Total Mexico		1,172,241

Netherlands — 3.50%
Communications — 0.91%
Koninklijke KPN NV	113,400	424,122

Financials — 2.59%
ING Groep NV	73,400	1,208,292

Total Netherlands		1,632,414

Slovenia — 1.04%
Health Care — 1.04%
Krka dd Novo mesto	3,500	484,960

Total Slovenia		484,960

Sweden — 3.70%
Financials — 1.85%
Svenska Handelsbanken AB, Class A	85,200	861,223

Industrials — 1.85%
Loomis AB	31,000	865,106

Total Sweden		1,726,329

Switzerland — 5.61%
Consumer Discretionary — 3.53%
Cie Financiere Richemont SA	4,200	639,417

See accompanying notes which are an integral part of these financial statements.

VELA International Fund
Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Common Stocks — 91.33% — (continued)	Shares	Fair Value
Switzerland — 5.61% — (continued)
Consumer Discretionary — 3.53% - continued
Swatch Group AG (The)	4,300	$1,003,125
		1,642,542
Health Care — 2.08%
Roche Holding AG	3,800	970,223

Total Switzerland		2,612,765

United Kingdom — 10.41%
Communications — 2.81%
Informa PLC	31,600	331,534
WPP PLC	103,400	979,897
		1,311,431
Consumer Discretionary — 1.90%
Associated British Foods PLC	28,100	886,545

Consumer Staples — 1.63%
British American Tobacco PLC	25,100	761,783

Materials — 1.31%
DS Smith PLC	122,000	610,239

Technology — 2.76%
Serco Group PLC	536,500	1,284,482

Total United Kingdom		4,854,480

TOTAL COMMON STOCKS
(Cost $35,436,468)		42,564,565

Money Market Funds - 9.07%	Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%(b)	4,227,520	4,227,520

TOTAL MONEY MARKET FUNDS
(Cost $4,227,520)		4,227,520

Total Investments — 100.40%
(Cost $39,663,988)		46,792,085

Liabilities in Excess of Other Assets — (0.40)%		(187,463)

Net Assets — 100.00%		$46,604,622

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund
Schedule of Investments

March 31, 2024 (Unaudited)

Common Stocks — 64.34%	Shares	Fair Value
Communications — 2.56%
Comcast Corp., Class A(a)	9,755	$422,879
Omnicom Group, Inc.(a)	3,447	333,532
		756,411
Consumer Discretionary — 8.90%
Genuine Parts Co.(a)	2,461	381,283
Home Depot, Inc. (The) (a)	948	363,653
Polaris Industries, Inc.(a)	4,635	464,056
Starbucks Corp.	5,204	475,593
Vail Resorts, Inc.	1,772	394,855
Wendy's Co. (The)	29,115	548,527
		2,627,967
Consumer Staples — 9.57%
Coca-Cola Co. (The)(a)	3,594	219,881
Flowers Foods, Inc.(a)	26,735	634,956
Kraft Heinz Co. (The)(a)	15,329	565,640
Mondelez International, Inc., Class A(a)	4,297	300,790
PepsiCo, Inc.(a)	1,768	309,418
Sysco Corp.(a)	9,795	795,158
		2,825,843
Energy — 6.16%
Baker Hughes Co., Class A(a)	14,481	485,113
Civitas Resources, Inc.	9,313	706,950
Suncor Energy, Inc.(a)	17,023	628,319
		1,820,382
Financials — 6.62%
Axis Capital Holdings Ltd.(a)	7,216	469,184
Cullen/Frost Bankers, Inc.(a)	3,914	440,599
JPMorgan Chase & Co.(a)	2,525	505,758
Mercury General Corp.(a)	4,397	226,885
Trustmark Corp.(a)	11,076	311,346
		1,953,772
Health Care — 6.43%
Abbott Laboratories(a)	2,792	317,339
Johnson & Johnson	3,614	571,699
Medtronic, PLC(a)	8,371	729,532
National Healthcare Corp.(a)	2,952	278,994
		1,897,564
Industrials — 12.52%
Citigroup, Inc.	2,415	152,724
Copa Holdings, S.A., Class A	4,199	437,368
FedEx Corp.(a)	1,336	387,093
Greenbrier Companies, Inc. (The)(a)	20,680	1,077,428
Huntington Ingalls Industries, Inc.(a)	1,742	507,741
Johnson Controls International PLC(a)	4,824	315,104
Norfolk Southern Corp.(a)	1,637	417,222

See accompanying notes which are an integral part of these financial statements.	27

VELA Income Opportunities Fund
Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Common Stocks — 64.34%— (continued)	Shares	Fair Value
Industrials — 12.52%— (continued)
Northrop Grumman Corp.(a)	844	$403,989
		3,698,669
Materials — 1.22%
Avery Dennison Corp.(a)	1,612	359,879

Real Estate — 3.51%
Realty Income Corp.	7,037	380,702
Simon Property Group, Inc.(a)	4,183	654,597
		1,035,299
Technology — 5.43%
Fidelity National Information Services, Inc.(a)	10,101	749,292
Garmin Ltd.	593	88,280
Nintendo Co. Ltd.	3,700	201,853
Texas Instruments, Inc.(a)	3,247	565,660
		1,605,085
Utilities — 1.42%
NorthWestern Energy Corp., Inc.	8,237	419,510

TOTAL COMMON STOCKS
(Cost $16,918,002)		19,000,381

Preferred Stocks — 3.17%

Energy — 0.49%
Energy Transfer LP, Series E, 7.60%	5,700	144,210

Financials — 2.68%
Arch Capital Group Ltd., Series G, 4.55%	17,351	358,992
Huntington Bancshares Inc., Series J, 6.875%	5,699	139,397
Morgan Stanley, Series I, 6.375%	5,492	136,751
Stifel Financial Corp., Series B, 6.25%	6,300	156,429
		791,569
TOTAL PREFERRED STOCKS
(Cost $883,477)		935,779

Corporate Bonds — 29.44%	Principal Amount
Communications — 2.29%
Genuine Parts Co., 6.88%, 11/1/2033	$250,000	276,957
Nexstar Media, Inc., 5.63%, 7/15/2027	150,000	144,079
Uber Technologies, Inc., 7.50%, 9/15/2027	250,000	256,159
		677,195
Consumer Discretionary — 8.22%
Acushnet Co., 7.38%, 10/15/2028	250,000	259,334
Carnival Corp., 10.50%, 6/1/2030	250,000	273,638
Churchill Downs, Inc., 6.75%, 5/1/2031	150,000	151,038
Darden Restaurants, Inc., 6.30%, 10/10/2033	250,000	260,628
Graham Holdings Co., 5.75%, 6/1/2026	300,000	297,223

28	See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund
Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Corporate Bonds — 29.44%— (continued)	Principal Amount	Fair Value
Consumer Discretionary — 8.22% - continued
Papa John's International, Inc., 3.88%, 9/15/2029	$300,000	$266,355
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	250,000	226,729
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027	250,000	250,132
Vail Resorts, Inc., 6.25%, 5/15/2025	125,000	125,105
Viking Cruises Ltd., 9.13%, 7/15/2031	150,000	164,274
Wendy's International Inc., 7.00%, 12/15/2025	150,000	151,402
		2,425,858
Consumer Staples — 1.26%
Performance Food Group, Inc., 6.88%, 5/1/2025	150,000	150,114
Simmons Foods, Inc., 4.63%, 3/1/2029	250,000	220,910
		371,024
Energy — 1.53%
CNX Resources Corp., 7.38%, 1/15/2031	150,000	153,035
EQT Corp., 6.13%, 2/1/2025	150,000	150,282
PDC Energy, Inc., 5.75%, 5/15/2026	150,000	149,842
		453,159
Financials — 1.99%
Cullen/Frost Capital Trust II, 7.15%, 3/1/2034	200,000	170,229
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	250,000	265,312
Radian Group Inc., 6.20%, 5/15/2029	150,000	152,445
		587,986
Health Care — 1.80%
Bayer US Finance LLC, 6.38%, 11/21/2030	150,000	153,527
Encompass Health Corp., 4.63%, 4/1/2031	250,000	227,443
Tenet Healthcare Corp., 6.25%, 2/1/2027	150,000	150,066
		531,036
Industrials — 6.73%
Allegiant Travel Co., 7.25%, 8/15/2027	150,000	149,292
BWX Technologies, Inc., 4.13%, 6/30/2028	150,000	139,983
Cimpress PLC, 7.00%, 6/15/2026 (Ireland)	200,000	200,340
Con-way, Inc., 6.70%, 5/1/2034	265,000	276,091
Hillenbrand, Inc., 6.25%, 2/15/2029	250,000	252,502
Installed Building Products, Inc., 5.75%, 2/1/2028	250,000	244,285
Korn Ferry, 4.63%, 12/15/2027	250,000	238,374
Wabash National Corp., 4.50%, 10/15/2028	250,000	229,627
WESCO Distribution, Inc., 7.25%, 6/15/2028	250,000	255,470
		1,985,964
Materials — 3.89%
Advanced Drainage Systems, Inc., 6.38%, 6/15/2030	250,000	251,558
Ashland LLC, 6.88%, 5/15/2043	240,000	247,146
Ball Corp., 6.88%, 3/15/2028	250,000	257,205
Valvoline, Inc., 3.63%, 6/15/2031	250,000	215,868
Worthington Industries, Inc., 4.30%, 8/1/2032	210,000	178,343
		1,150,120
Real Estate — 1.73%
Iron Mountain, Inc., 7.00%, 2/15/2029	250,000	254,938

See accompanying notes which are an integral part of these financial statements.	29

VELA Income Opportunities Fund
Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Corporate Bonds — 29.44%— (continued)	Principal Amount	Fair Value
Real Estate — 1.73% - continued
Newmark Group, Inc., 7.50%, 1/12/2029	$250,000	$257,339
		512,277
TOTAL CORPORATE BONDS
(Cost $8,475,045)		8,694,619

U.S. Government & Agencies — 2.53%
United States Treasury Bill, 5.39%, 5/30/2024(b)	500,000	495,692
United States Treasury Note, 4.75%, 7/31/2025(b)	250,000	249,629

TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $745,191)		745,321

Money Market Funds - 2.17%	Shares
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.18%(c)	639,776	639,776

TOTAL MONEY MARKET FUNDS
(Cost $639,776)		639,776

Total Investments — 101.65%
(Cost $27,661,491)		30,015,876

Liabilities in Excess of Other Assets — (1.65)%		(486,173)

Net Assets — 100.00%		$29,529,703

(a)	Securities, or a portion thereof, have been pledged as collateral on written options. The total collateral pledged is $7,509,517.
(b)	The rate shown represents effective yield at time of purchase.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

30	See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund

Schedule of Open Written Options Contracts

March 31, 2024 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (1.70)%
Abbott Laboratories	(13)	$(147,758)	$110.00	May 2024	$(7,540)
Avery Dennison Corp.	(7)	(156,275)	195.00	April 2024	(20,370)
Avery Dennison Corp.	(6)	(133,950)	200.00	April 2024	(14,490)
Axis Capital Holdings Ltd.	(20)	(130,040)	70.00	September 2024	(4,000)
Baker Hughes Co.	(57)	(190,950)	37.00	July 2024	(4,275)
Civitas Resources, Inc.	(23)	(174,593)	85.00	October 2024	(8,280)
Coca-Cola Co. (The)	(24)	(146,832)	62.50	August 2024	(4,116)
Comcast Corp.	(31)	(134,385)	47.50	June 2024	(1,922)
Comcast Corp.	(17)	(73,695)	47.50	July 2024	(1,386)
Cullen/Frost Bankers, Inc.	(28)	(315,196)	110.00	April 2024	(10,500)
FedEx Corp.	(3)	(86,922)	300.00	October 2024	(5,513)
FedEx Corp.	(6)	(173,844)	320.00	October 2024	(6,375)
Fidelity National Information Services, Inc.	(34)	(252,212)	72.50	June 2024	(17,510)
Flowers Foods, Inc.	(88)	(209,000)	25.00	October 2024	(8,580)
Genuine Parts Co.	(10)	(154,930)	160.00	August 2024	(6,150)
Greenbrier Companies, Inc. (The)	(77)	(401,170)	55.00	June 2024	(22,330)
Greenbrier Companies, Inc. (The)	(22)	(114,620)	60.00	June 2024	(3,300)
Home Depot, Inc. (The)	(7)	(268,520)	340.00	June 2024	(33,985)
Huntington Ingalls Industries, Inc.	(12)	(349,764)	270.00	June 2024	(33,959)
Johnson Controls International PLC	(33)	(215,556)	65.00	July 2024	(12,540)
JPMorgan Chase & Co.	(10)	(200,300)	165.00	June 2024	(36,750)
Kraft Heinz Co. (The)	(75)	(276,750)	40.00	June 2024	(2,588)
Medtronic, PLC	(28)	(244,020)	90.00	June 2024	(5,852)
Mercury General Corp.	(35)	(180,600)	60.00	September 2024	(5,688)
Mondelez International, Inc.	(21)	(147,000)	75.00	September 2024	(3,990)
National Healthcare Corp.	(25)	(236,275)	75.00	May 2024	(51,000)
Norfolk Southern Corp.	(13)	(331,331)	240.00	June 2024	(28,080)
Northrop Grumman Corp.	(6)	(287,196)	500.00	August 2024	(9,420)
Omnicom Group, Inc.	(11)	(106,436)	100.00	July 2024	(4,290)
PepsiCo, Inc.	(9)	(157,509)	180.00	September 2024	(5,355)
Polaris Industries, Inc.	(12)	(120,144)	115.00	September 2024	(4,260)
Simon Property Group, Inc.	(12)	(187,788)	130.00	June 2024	(33,480)
Simon Property Group, Inc.	(13)	(203,437)	125.00	June 2024	(43,289)
Suncor Energy, Inc.	(40)	(147,640)	40.00	July 2024	(3,240)
Suncor Energy, Inc.	(42)	(155,022)	40.00	September 2024	(5,880)
Sysco Corp.	(24)	(194,832)	80.00	May 2024	(6,720)
Texas Instruments, Inc.	(20)	(348,420)	170.00	June 2024	(22,400)
Trustmark Corp.	(55)	(154,605)	30.00	May 2024	(3,300)
Total Written Options (Premiums Received $181,694)					$(502,703)

See accompanying notes which are an integral part of these financial statements.	31

VELA Short Duration Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Corporate Bonds — 71.87%	Principal Amount	Fair Value
Communications — 9.47%
AT&T Inc., 5.54%, 2/20/2026	$150,000	$149,931
Charter Communications Operating LLC, 4.91%, 7/23/2025	200,000	197,648
Expedia Group, Inc., 6.25%, 5/1/2025(a)	100,000	100,466
Uber Technologies, Inc., 7.50%, 9/15/2027(a)	100,000	102,464
Verizon Communications, Inc., 6.67%, 5/15/2025(b)	200,000	202,227
XPO, Inc., 6.25%, 6/1/2028(a)	200,000	202,131
		954,867
Consumer Discretionary — 14.94%
Abercrombie & Fitch Management Co., 8.75%, 7/15/2025(a)	150,000	151,804
Brinker International Inc., 5.00%, 10/1/2024(a)	150,000	149,007
Ford Motor Credit Co. LLC, 8.26%, 3/6/2026(b)	100,000	103,052
General Motors Co., 6.13%, 10/1/2025	100,000	100,868
General Motors Financial Company., Inc., 6.61%, 4/7/2025(b)	100,000	100,711
Graham Holdings Co., 5.75%, 6/1/2026(a)	150,000	148,611
Hyatt Hotels Corp., 5.38%, 4/23/2025	150,000	149,640
Hyundai Capital America, 6.83%, 1/8/2027(a)(b)	150,000	152,114
Mercedes-Benz Finance North America LLC, 6.26%, 3/30/2025(a)(b)	100,000	100,616
Meritage Homes Corp., 6.00%, 6/1/2025	150,000	150,228
Vail Resorts, Inc., 6.25%, 5/15/2025(a)	200,000	200,168
		1,506,819
Consumer Staples — 6.46%
Albertsons Companies, Inc., 7.50%, 3/15/2026(a)	100,000	101,813
Constellation Brands, Inc., 4.75%, 11/15/2024	150,000	149,256
Coty Inc., 6.50%, 4/15/2026(a)	150,000	150,343
General Mills, Inc., 5.24%, 11/18/2025	150,000	149,622
Performance Food Group, Inc., 6.88%, 5/1/2025(a)	100,000	100,075
		651,109
Energy — 5.91%
Civitas Resources, Inc., 5.00%, 10/15/2026(a)	200,000	195,877
Devon Energy Corp., 5.85%, 12/15/2025	100,000	100,554
EQT Corp., 6.13%, 2/1/2025	200,000	200,376
Range Resources Corp., 4.88%, 5/15/2025	100,000	99,312
		596,119
Financials — 8.38%
Ares Capital Corp., 7.00%, 1/15/2027	100,000	102,944
Citizens Bank, N.A., 6.06%, 10/24/2025(b)	150,000	149,433
Huntington National Bank (The), 4.60%, 2/27/2025	100,000	97,962
KeyBank NA, 4.70%, 1/26/2026	100,000	97,742
Mercury General Corp., 4.40%, 3/15/2027	100,000	96,314
Radian Group Inc., 6.20%, 5/15/2029	150,000	152,445
Starwood Property Trust, Inc., 4.75%, 3/15/2025	150,000	147,798
		844,638
Health Care — 6.93%
Bayer US Finance II LLC, 5.50%, 8/15/2025(a)	100,000	99,277

32	See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Corporate Bonds — 71.87%— (continued)	Principal Amount	Fair Value
Health Care — 6.93% - continued
Encompass Health Corp., 5.75%, 9/15/2025	$100,000	$99,804
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	100,000	99,887
HCA, Inc., 5.38%, 2/1/2025	150,000	149,622
Humana Inc., 5.70%, 3/13/2026	150,000	149,898
Tenet Healthcare Corp., 6.25%, 2/1/2027	100,000	100,044
		698,532
Industrials — 4.02%
Delta Air Lines, Inc., 7.00%, 5/1/2025(a)	200,000	202,672
Howmet Aerospace Inc., 6.88%, 5/1/2025	200,000	202,376
		405,048
Materials — 2.93%
Berry Global, Inc., 4.88%, 7/15/2026(a)	200,000	196,174
Sherwin-Williams Co. (The), 4.05%, 8/8/2024	100,000	99,346
		295,520
Real Estate — 3.92%
CubeSmart LP, 4.00%, 11/15/2025	150,000	146,365
Realty Income Corp., 5.05%, 1/13/2026	150,000	149,572
VICI Properties L.P., 5.75%, 2/1/2027(a)	100,000	99,957
		395,894
Technology — 3.47%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/2024	150,000	149,446
Hewlett Packard Enterprise Co., 5.90%, 10/1/2024	200,000	200,422
		349,868
Utilities — 5.44%
American Electric Power Company Inc., 5.70%, 8/15/2025	150,000	150,333
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/2025	100,000	100,420
Pacific Gas and Electric Co., 4.95%, 6/8/2025	150,000	148,849
Vistra Operations Co. LLC, 5.13%, 5/13/2025(a)	150,000	148,816
		548,418
TOTAL CORPORATE BONDS
(Cost $7,252,532)		7,246,832

U.S. Government & Agencies — 23.65%
Federal Home Loan Mortgage Corp., 5.15%, 2/14/2025	200,000	199,774
Federal National Mortgage Association, 5.00%, 1/8/2027	200,000	199,534
Federal Home Loan Banks, 5.50%, 2/8/2027	200,000	200,009
Federal Home Loan Banks, 5.45%, 7/23/2027	200,000	199,791
Federal Home Loan Mortgage Corp., 5.15%, 1/22/2029	200,000	199,692
Federal Farm Credit Banks Funding Corp., 5.68%, 3/7/2029	150,000	149,794
United States Treasury Bill, 5.28%, 5/16/2024	500,000	496,735
United States Treasury Bill, 5.31%, 6/13/2024	500,000	494,717
United States Treasury Bill, 5.31%, 9/19/2024	250,000	243,928
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $2,385,206)		2,383,974

See accompanying notes which are an integral part of these financial statements.	33

VELA Short Duration Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Money Market Funds - 3.50%	Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%(c)	352,949	352,949

TOTAL MONEY MARKET FUNDS
(Cost $352,949)		352,949

Total Investments — 99.02%
(Cost $9,990,687)		$9,983,755

Other Assets in Excess of Liabilities — 0.98%		98,954

Net Assets — 100.00%		$10,082,709

(a)	144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,602,385 as of March 31, 2024, representing 25.81% of net assets.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

34	See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	VELA Small Cap Fund	VELA Large Cap Plus Fund	VELA International Fund	VELA Income Opportunities Fund	VELA Short Duration Fund
Assets
Investments in securities at fair value (cost $73,154,604, $51,875,427, $39,663,988, $27,661,491 and $9,990,687)	$95,653,951	$68,371,160	$46,792,085	$30,015,876	$9,983,755
Cash	—	1,662,135	85,734	—	1,544
Receivable for fund shares sold	42,470	14,980	—	—	—
Receivable for investments sold	383,952	162,434	—	—	—
Dividends and interest receivable	69,720	47,958	90,426	195,941	123,239
Tax reclaims receivable	—	—	183,166	692	—
Total Assets	96,150,093	70,258,667	47,151,411	30,212,509	10,108,538
Liabilities
Investments in securities sold short, at fair value(proceeds received $-, $2,276,837, $-, $- and $-)	—	2,551,231	—	—	—
Written options, at value (premium received $1,742,728, $1,177,770, $-, $181,694 and $-)	3,016,977	1,592,200	—	502,703	—
Payable for fund shares redeemed	49	10	—	—	20,007
Bank overdraft	463,298	—	104,705	158,105	—
Payable for investments purchased	979,320	239,872	397,817	—	—
Payable to Adviser	56,563	41,123	28,992	12,255	2,527
12b-1 fees accrued - Class A	10,416	197	199	184	9
Administrative fees payable	29,413	21,384	15,076	9,559	3,286
Total Liabilities	4,556,036	4,446,017	546,789	682,806	25,829
Net Assets	$91,594,057	$65,812,650	$46,604,622	$29,529,703	$10,082,709
Net Assets consist of:
Paid-in capital	$69,919,289	$49,441,187	$39,720,212	$28,738,185	$10,089,643
Accumulated earnings (deficit)	21,674,768	16,371,463	6,884,410	791,518	(6,934)
Net Assets	$91,594,057	$65,812,650	$46,604,622	$29,529,703	$10,082,709

See accompanying notes which are an integral part of these financial statements.	35

VELA Funds

Statements of Assets and Liabilities (continued)

March 31, 2024 (Unaudited)

	VELA Small Cap Fund	VELA Large Cap Plus Fund	VELA International Fund	VELA Income Opportunities Fund	VELA Short Duration Fund
Class A:
Net Assets	$17,821,887	$291,880	$193,488	$107,631	$25,190
Shares outstanding (unlimited number of shares authorized, no par value)	953,929	17,708	14,689	11,146	2,520
Net asset value and redemption price per share	$18.68	$16.48	$13.17	$9.66	$10.00
Maximum offering price per share(a)	$19.67	$17.35	$13.87	$10.16	$10.52
Class I:
Net Assets	$73,772,170	$65,520,770	$46,411,134	$29,422,072	$10,057,519
Shares outstanding (unlimited number of shares authorized, no par value)	3,936,014	3,943,829	3,510,147	3,047,088	1,006,650
Net asset value, offering and redemption price per share	$18.74	$16.61	$13.22	$9.66	$9.99

(a)	Based on maximum initial sales charge of 5.00%.

36	See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Operations

For the period ended March 31, 2024 (Unaudited)

	VELA Small Cap Fund	VELA Large Cap Plus Fund	VELA International Fund	VELA Income Opportunities Fund	VELA Short Duration Fund(a)
Investment Income
Dividend income	$684,648	$581,962	$630,009	$384,782	$25,422
Foreign taxes withheld	(1,826)	(3,455)	(66,048)	(2,709)	—
Foreign taxes reclaim	—	—	—	—	—
Interest income	—	36,189	6,864	248,347	111,209
Total investment income	682,822	614,696	570,825	630,420	136,631
Expenses
Investment Management fees	303,343	226,138	160,267	69,753	7,443
Administrative fees	157,738	117,591	83,339	54,407	9,677
12b-1 fees - Class A	19,748	357	235	152	9
Dividend and interest expense on securities sold short	—	19,984	—	—	—
Net operating expenses	480,829	364,070	243,841	124,312	17,129
Net investment income	201,993	250,626	326,984	506,108	119,502

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,392,551	2,218,687	(226,631)	69,164	33
Securities sold short	—	(447,553)	—	—	—
Purchased options	—	381,068	—	—	—
Written options	(348,843)	(551,765)	—	193,838	—
Foreign currency translations	(6,687)	(29)	(67,710)	(1,605)	—
Net change in unrealized appreciation (depreciation) on:
Investment securities	12,783,978	7,968,224	4,526,730	3,077,567	(6,932)
Securities sold short	—	(496,347)	—	—	—
Purchased options	—	1,428	—	—	—
Written options	(1,316,427)	(563,995)	—	(407,332)	—
Foreign currency translations	—	19	3,311	16	—
Net realized and change in unrealized gain (loss) on investment securities, securities sold short, options and foreign currency translations	12,504,572	8,509,737	4,235,700	2,931,648	(6,899)
Net increase in net assets resulting from operations	$12,706,565	$8,760,363	$4,562,684	$3,437,756	$112,603

(a)	For the period December 18, 2023 (commencement of operations) to March 31, 2024.

See accompanying notes which are an integral part of these financial statements.	37

VELA Funds
Statements of Changes in Net Assets

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$201,993	$562,648	$250,626	$108,416
Net realized gain (loss) on investment securities, sold short, options and foreign currency translations	1,037,021	(507,034)	1,600,408	(1,231,927)
Net change in unrealized appreciation of investment securities, securities sold short, options and foreign currency translations	11,467,551	8,335,270	6,909,329	6,529,802
Net increase in net assets resulting from operations	12,706,565	8,390,884	8,760,363	5,406,291
Distributions to Shareholders from Earnings
Class A	(71,105)	(63,995)	—	(4,032)
Class I	(434,439)	(356,585)	(22,529)	(604,191)
Total distributions	(505,544)	(420,580)	(22,529)	(608,223)
Capital Transactions – Class A
Proceeds from shares sold	1,480,015	2,729,631	39,706	141,622
Reinvestment of distributions	71,105	63,995	—	4,032
Amount paid for shares redeemed	(749,104)	(2,185,433)	(52,912)	(119,286)
Total – Class A	802,016	608,193	(13,206)	26,368
Capital Transactions – Class I
Proceeds from shares sold	3,762,459	14,282,949	2,910,961	22,761,529
Reinvestment of distributions	431,907	354,190	22,529	604,191
Amount paid for shares redeemed	(1,028,712)	(4,946,453)	(1,657,799)	(2,862,908)
Total – Class I	3,165,654	9,690,686	1,275,691	20,502,812
Net increase in net assets resulting from capital transactions	3,967,670	10,298,879	1,262,485	20,529,180
Total Increase in Net Assets	16,168,691	18,269,183	10,000,319	25,327,248
Net Assets
Beginning of period	75,425,366	57,156,183	55,812,331	30,485,083
End of period	$91,594,057	$75,425,366	$65,812,650	$55,812,331

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023
	(Unaudited)		(Unaudited)
Share Transactions - Class A
Shares sold	88,258	168,597	2,583	10,135
Shares issued in reinvestment of distributions	4,136	4,105	—	304
Shares redeemed	(44,069)	(134,174)	(3,346)	(8,409)
Total – Class A	48,325	38,528	(763)	2,030
Share Transactions - Class I
Shares sold	220,765	890,443	186,640	1,649,618
Shares issued in reinvestment of distributions	25,053	22,676	1,463	45,360
Shares redeemed	(60,344)	(305,034)	(106,704)	(206,299)
Total – Class I	185,474	608,085	81,399	1,488,679
Net Increase in Shares Outstanding	233,799	646,613	80,636	1,490,709

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

	VELA International Fund		VELA Income Opportunities Fund
	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$326,984	$1,117,656	$506,108	$801,847
Net realized gain (loss) on investment securities, sold short, options and foreign currency translations	(294,341)	55,327	261,397	(1,306,347)
Net change in unrealized appreciation of investment securities, securities sold short, options and foreign currency translations	4,530,041	6,384,171	2,670,251	2,640,779
Net increase in net assets resulting from operations	4,562,684	7,557,154	3,437,756	2,136,279
Distributions to Shareholders from Earnings
Class A	(5,905)	(1,504)	(3,191)	(3,026)
Class I	(968,243)	(523,353)	(495,160)	(785,833)
Total distributions	(974,148)	(524,857)	(498,351)	(788,859)
Capital Transactions – Class A
Proceeds from shares sold	189,636	182,147	481,920	67,926
Reinvestment of distributions	5,905	1,504	3,191	3,026
Amount paid for shares redeemed	(172,359)	(118,751)	(499,601)	(54,413)
Total – Class A	23,182	64,900	(14,490)	16,539
Capital Transactions – Class I
Proceeds from shares sold	2,283,193	8,331,446	1,923,612	8,807,655
Reinvestment of distributions	959,675	517,890	495,160	785,833
Amount paid for shares redeemed	(912,550)	(2,234,843)	(3,100,060)	(5,811,436)
Total – Class I	2,330,318	6,614,493	(681,288)	3,782,052
Net increase (decrease) in net assets resulting from capital transactions	2,353,500	6,679,393	(695,778)	3,798,591
Total Increase in Net Assets	5,942,036	13,711,690	2,243,627	5,146,011
Net Assets
Beginning of period	40,662,586	26,950,896	27,286,076	22,140,065
End of period	$46,604,622	$40,662,586	$29,529,703	$27,286,076

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA International Fund		VELA Income Opportunities Fund
	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024	For the Year Ended September 30, 2023
	(Unaudited)		(Unaudited)
Share Transactions - Class A
Shares sold	15,097	14,890	51,224	7,519
Shares issued in reinvestment of distributions	463	133	341	340
Shares redeemed	(13,628)	(9,473)	(53,125)	(6,008)
Total – Class A	1,932	5,550	(1,560)	1,851
Share Transactions - Class I
Shares sold	180,724	699,190	205,989	947,971
Shares issued in reinvestment of distributions	74,975	45,831	52,977	88,253
Shares redeemed	(72,784)	(184,358)	(334,815)	(627,234)
Total – Class I	182,915	560,663	(75,849)	408,990
Net Increase (Decrease) in Shares Outstanding	184,847	566,213	(77,409)	410,841

See accompanying notes which are an integral part of these financial statements.	41

VELA Funds

Statements of Changes in Net Assets (continued)

VELA Short Duration Fund
For the Period Ended March 31, 2024(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$119,502
Net realized gain on investment securities, sold short, options and foreign currency translations	33
Net change in unrealized depreciation of investment securities, securities sold short, options and foreign currency translations	(6,932)
Net increase in net assets resulting from operations	112,603
Distributions to Shareholders from Earnings
Class A	(167)
Class I	(119,370)
Total distributions	(119,537)
Capital Transactions – Class A
Proceeds from shares sold	25,010
Reinvestment of distributions	166
Total – Class A	25,176
Capital Transactions – Class I
Proceeds from shares sold	9,990,645
Reinvestment of distributions	119,371
Amount paid for shares redeemed	(45,549)
Total – Class I	10,064,467
Net increase in net assets resulting from capital transactions	10,089,643
Total Increase in Net Assets	10,082,709
Net Assets
Beginning of period	$—
End of period	$10,082,709

Share Transactions - Class A
Shares sold	2,503
Shares issued in reinvestment of distributions	17
Total – Class A	2,520
Share Transactions - Class I
Shares sold	999,263
Shares issued in reinvestment of distributions	11,948
Shares redeemed	(4,561)
Total – Class I	1,006,650
Net Increase in Shares Outstanding	1,009,170

(a)	For the period December 18, 2023 (commencement of operations) to March 31, 2024.

42	See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months		For the Years Ended September 30,
	Ended March 31,
	2024		2023	2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$16.14		$14.21	$15.49	$10.00

Investment operations:
Net investment income (loss)	0.03		0.09	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	2.59		1.91	(1.17)	5.51
Total from investment operations	2.62		2.00	(1.12)	5.49

Less distributions to shareholders from:
Net investment income	(0.08)		(0.07)	(0.02)	— (a)
Net realized gains	—		—	(0.14)	—
Total distributions	(0.08)		(0.07)	(0.16)	— (a)

Net asset value, end of period	$18.68		$16.14	$14.21	$15.49

Total Return(b)	16.25	%(c)	14.11%	(7.41)%	54.95%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$17,822		$14,620	$12,322	$8,520
Ratio of expenses to average net assets	1.39	%(d)	1.42%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets	0.30	%(d)	0.60%	0.36%	(0.34)%
Portfolio turnover rate(e)	19	%(c)	41%	43%	18%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Not annualized

See accompanying notes which are an integral part of these financial statements.	43

VELA Small Cap Fund – Class A

Financial Highlights

(For a share outstanding during each period)

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44	See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months		For the Years Ended September 30,
	Ended March 31,
	2024		2023	2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$16.21		$14.27	$15.53	$10.00

Investment operations:
Net investment income	0.04		0.13	0.09	0.03
Net realized and unrealized gain (loss) on investments	2.60		1.92	(1.18)	5.51
Total from investment operations	2.64		2.05	(1.09)	5.54

Less distributions to shareholders from:
Net investment income	(0.11)		(0.11)	(0.03)	(0.01)
Net realized gains	—		—	(0.14)	—
Total distributions	(0.11)		(0.11)	(0.17)	(0.01)

Net asset value, end of period	$18.74		$16.21	$14.27	$15.53

Total Return(a)	16.38	%(b)	14.38%	(7.20)%	55.39%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$73,772		$60,805	$44,834	$43,358
Ratio of expenses to average net assets	1.14	%(c)	1.17%	1.20%	1.20%
Ratio of net investment income to average net assets	0.55	%(c)	0.85%	0.57%	0.21%
Portfolio turnover rate(d)	19	%(b)	41%	43%	18%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.	45

VELA Large Cap Plus Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months		For the Years Ended September 30,
	Ended March 31,
	2024		2023		2022		2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$14.28		$12.70		$13.70		$10.00

Investment operations:
Net investment income (loss)	0.05		(0.01)		(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	2.15		1.83		(0.92)		3.76
Total from investment operations	2.20		1.82		(0.95)		3.71

Less distributions to shareholders from:
Net investment income	—		—		—		(0.01)
Net realized gains	—		(0.24)		(0.05)		—
Total distributions	—		(0.24)		(0.05)		(0.01)

Net asset value, end of period	$16.48		$14.28		$12.70		$13.70

Total Return(a)	15.41	%(b)	14.47%		(6.97)%		37.13%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$292		$264		$209		$99
Ratio of expenses to average net assets	1.50	%(c)(d)	1.85	%(e)	2.15	%(f)	2.11	%(g)
Ratio of net investment income (loss) to average net assets	0.59	%(c)	(0.07)%		(0.48)%		(0.53)%
Portfolio turnover rate(h)	22	%(b)	44%		66%		115%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(b)	Not annualized

(c)	Annualized

(d)	Includes dividend and interest expense of 0.05% for the period ended Mach 31, 2024.

46	See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class A

Financial Highlights

(For a share outstanding during each period)

(e)	Includes dividend and interest expense of 0.39% for the period ended September 30, 2023.

(f)	Includes dividend and interest expense of 0.70% for the period ended September 30, 2022.

(g)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.

(h)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.	47

VELA Large Cap Plus Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended		For the Years Ended September 30,
	March 31, 2024		2023		2022		2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$14.38		$12.75		$13.73		$10.00

Investment operations:
Net investment income (loss)	0.06		0.03		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	2.18		1.84		(0.90)		3.76
Total from investment operations	2.24		1.87		(0.93)		3.74

Less distributions to shareholders from:
Net investment income	(0.01)		—		—		(0.01)
Net realized gains	—		(0.24)		(0.05)		—
Total distributions	(0.01)		(0.24)		(0.05)		(0.01)

Net asset value, end of period	$16.61		$14.38		$12.75		$13.73

Total Return(a)	15.55	%(b)	14.81%		(6.80)%		37.46%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$65,521		$55,549		$30,276		$25,206
Ratio of expenses to average net assets	1.25	%(c)(d)	1.56	%(e)	1.84	%(f)	1.86	%(g)
Ratio of net investment income (loss) to average net assets	0.83	%(c)	0.24%		(0.26)%		(0.15)%
Portfolio turnover rate(h)	22	%(b)	44%		66%		115%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Includes dividend and interest expense of 0.05% for the period ended Mach 31, 2024.

(e)	Includes dividend and interest expense of 0.39% for the period ended September 30, 2023.

48	See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class I

Financial Highlights

(For a share outstanding during each period)

(f)	Includes dividend and interest expense of 0.64% for the period ended September 30, 2022.

(g)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.

(h)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.	49

VELA International Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended		For the Years Ended September 30,
	March 31, 2024		2023	2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$12.13		$9.68	$12.31	$10.00

Investment operations:
Net investment income (loss)	(0.08)		0.29	0.22	0.17
Net realized and unrealized gain (loss) on investments	1.39		2.32	(2.81)	2.14
Total from investment operations	1.31		2.61	(2.59)	2.31

Less distributions to shareholders from:
Net investment income	(0.27)		(0.16)	(0.04)	—
Total distributions	(0.27)		(0.16)	(0.04)	—

Net asset value, end of period	$13.17		$12.13	$9.68	$12.31

Total Return(a)	10.91	%(b)	27.13%	(21.10)%	23.10%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$193		$155	$70	$119
Ratio of expenses to average net assets	1.39	%(c)	1.42%	1.45%	1.45%
Ratio of net investment income to average net assets	1.35	%(c)	2.89%	1.65%	2.01%
Portfolio turnover rate(d)	8	%(b)	18%	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

50	See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class I

Financial Highlights

(For a share outstanding duriing each period)

	For the Six Months Ended		For the Years Ended September 30,
	March 31, 2024		2023	2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$12.17		$9.72	$12.36	$10.00

Investment operations:
Net investment income	0.09		0.34	0.24	0.12
Net realized and unrealized gain (loss) on investments	1.25		2.30	(2.80)	2.24
Total from investment operations	1.34		2.64	(2.56)	2.36

Less distributions to shareholders from:
Net investment income	(0.29)		(0.19)	(0.08)	—
Total distributions	(0.29)		(0.19)	(0.08)	—

Net asset value, end of period	$13.22		$12.17	$9.72	$12.36

Total Return(a)	11.12	%(b)	27.28%	(20.84)%	23.60%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$46,411		$40,508	$26,881	$27,250
Ratio of expenses to average net assets	1.14	%(c)	1.17%	1.20%	1.20%
Ratio of net investment income to average net assets	1.53	%(c)	2.94%	2.23%	1.14%
Portfolio turnover rate(d)	8	%(b)	18%	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.	51

VELA Income Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2024		For the Year Ended September 30, 2023	For the Period Ended September 30, 2022(a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$8.70		$8.12	$10.00

Investment operations:
Net investment income	0.12		0.25	0.05
Net realized and unrealized gain (loss) on investments	0.99		0.57	(1.86)
Total from investment operations	1.11		0.82	(1.81)

Less distributions to shareholders from:
Net investment income	(0.15)		(0.24)	(0.07)
Total distributions	(0.15)		(0.24)	(0.07)

Net asset value, end of period	$9.66		$8.70	$8.12

Total Return(b)	12.87	%(c)	10.07%	(18.15	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$108		$111	$88
Ratio of expenses to average net assets	1.14	%(d)	1.17%	1.20	%(d)
Ratio of net investment income to average net assets	4.74	%(d)	2.76%	0.87	%(d)
Portfolio turnover rate(e)	17	%(c)	32%	7	%(c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

52	See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2024		For the Year Ended September 30, 2023	For the Period Ended September 30, 2022(a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$8.70		$8.13	$10.00

Investment operations:
Net investment income	0.16		0.26	0.08
Net realized and unrealized gain (loss) on investments	0.96		0.57	(1.87)
Total from investment operations	1.12		0.83	(1.79)

Less distributions to shareholders from:
Net investment income	(0.16)		(0.26)	(0.08)
Total distributions	(0.16)		(0.26)	(0.08)

Net asset value, end of period	$9.66		$8.70	$8.13

Total Return(b)	13.00	%(c)	10.22%	(17.91	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$29,422		$27,176	$22,052
Ratio of expenses to average net assets	0.89	%(d)	0.92%	0.95	%(d)
Ratio of net investment income to average net assets	3.63	%(d)	3.01%	2.54	%(d)
Portfolio turnover rate(e)	17	%(c)	32%	7	%(c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.	53

VELA Short Duration Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended March 31, 2024(a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.07
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	0.07

Less distributions to shareholders from:
Net investment income	(0.07)
Total distributions	(0.07)

Net asset value, end of period	$10.00

Total Return(b)	0.67	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25
Ratio of expenses to average net assets	0.95	%(d)
Ratio of net investment income to average net assets	4.62	%(d)
Portfolio turnover rate(e)	—	%(c)

(a)	For the period December 18, 2023 (commencement of operations) to March 31, 2024.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

54	See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended March 31, 2024(a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.14
Net realized and unrealized gain (loss) on investments	(0.01)
Total from investment operations	0.13

Less distributions to shareholders from:
Net investment income	(0.14)
Total distributions	(0.14)

Net asset value, end of period	$9.99

Total Return(b)	1.27	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$10,058
Ratio of expenses to average net assets	0.70	%(d)
Ratio of net investment income to average net assets	4.86	%(d)
Portfolio turnover rate(e)	—	%(c)

(a)	For the period December 18, 2023 (commencement of operations) to March 31, 2024.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.	55

VELA Funds

Notes to the Financial Statements

March 31, 2024 (Unaudited)

1. ORGANIZATION

VELA Funds (the “Trust”) currently offers five series of funds, VELA Small Cap Fund (the “Small Cap Fund”), VELA Large Cap Plus Fund (the “Large Cap Plus Fund”), VELA International Fund (the “International Fund”), VELA Income Opportunities Fund (the “Income Opportunities Fund”) and VELA Short Duration Fund (the “Short Duration Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each of the Funds is diversified, as defined in the 1940 Act. The Funds’ investment adviser is VELA Investment Management, LLC (the “Adviser”). The investment objective of the Small Cap Fund, Large Cap Plus Fund and International Fund is long-term capital appreciation. The investment objective of the Income Opportunities Fund is to provide current income and the secondary investment objective is to provide long-term capital appreciation. The investment objective of the Short Duration Fund is to provide current income and the secondary investment objectives are the protection of principal and competitive total return.

The Funds offer two classes of shares: Class A and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are considered investments companies and accordingly follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales — The Large Cap Plus Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. As of March 31, 2024 there was $– cash held at the broker and $28,697,394 of securities held as collateral for securities sold short.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

Federal Income Taxes — Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the year, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since commencement of operations, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses — Expenses incurred by the Trust that are not readily identifiable as belonging to a particular fund are allocated to the individual funds by or under the direction of the Board in such manner as the Board determines to be fair and equitable.

Security Transactions, Dividend and Interest Income — The Funds follow industry practice and record security transactions on trade date for financial reporting purposes.

Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations. Income recognized, if any, for foreign tax reclaims is presented separately within the components of investment income in the Statements of Operations and related receivables, if any, are reflected as tax reclaims receivable in the Statements of Assets and Liabilities.

Dividends and Distributions – The Small Cap Fund, Large Cap Plus Fund and International Fund intend to distribute their net investment income and net realized capital gains, if any, at least annually. The Income Opportunities Fund and Short Duration Fund expects to declare and distribute its net investment income, if any, monthly; capital gains, if any, may be distributed at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Equity securities traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. Eastern Time. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. Eastern Time. Securities for which quotations are either not readily available or determined by the Adviser as the “Valuation Designee” to not accurately reflect their value are valued at their fair value using procedures maintained by the Valuation Designee. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The Nasdaq National Market System is considered an exchange.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Valuation Designee utilizes an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. Eastern Time, provided by an independent pricing service utilized by the Valuation Designee. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data. These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures utilized by the Valuation Designee need not be applied. Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, (3) determined by the Valuation Designee to not accurately reflect their value, are valued at their fair value using procedures utilized by the Valuation Designee.

Mutual fund investments will be valued at the most recently calculated (current day) NAV. These securities are categorized as Level 1 securities.

Options contracts are typically traded on a securities exchange or board of trade and are valued at the mean between current bid and asked prices, therefore, are categorized as Level 2 securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●       Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

●       Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures utilized by the Valuation Designee, etc.); and

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

●       Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments based on the best information available)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:

Assets	Valuation Inputs
Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$90,868,680	$—	$—	$90,868,680
Money Market Funds	4,785,271	—	—	4,785,271
Total	$95,653,951	$—	$—	$95,653,951

Liabilities
Small Cap Fund
Written Call Options	$—	$(3,016,977)	$—	$(3,016,977)
Total	$—	$(3,016,977)	$—	$(3,016,977)

Assets	Valuation Inputs
Large Cap Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$63,685,155	$—	$—	$63,685,155
Exchange-Traded Funds	1,314,788	—	—	1,314,788
Purchased Call Options	—	446,775	—	446,775
Purchased Put Options	—	354,575	—	354,575
Money Market Funds	2,569,867	—	—	2,569,867
Total	$67,569,810	$801,350	$—	$68,371,160

Liabilities
Large Cap Plus Fund
Common Stocks(a)	$(2,356,218)	$—	$—	$(2,356,218)
Exchange-Traded Funds	(195,012)	—	—	(195,012)
Written Call Options	—	(1,592,200)	—	(1,592,200)
Total	$(2,551,230)	$(1,592,200)	$—	$(4,143,430)

Assets	Valuation Inputs
International Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$9,081,598	$33,482,967	$—	$42,564,565
Money Market Funds	4,227,520	—	—	4,227,520
Total	$13,309,118	$33,482,967	$—	$46,792,085

Assets	Valuation Inputs
Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$19,000,381	$—	$—	$19,000,381
Preferred Stocks	935,779	—	—	935,779
Corporate Bonds	—	8,694,619	—	8,694,619
U.S. Government & Agencies	—	745,321	—	745,321
Money Market Funds	639,776	—	—	639,776
Total	$20,575,936	$9,439,940	$—	$30,015,876

Liabilities
Income Opportunities Fund
Written Call Options	$—	$(502,703)	$—	$(502,703)
Total	$—	$(502,703)	$—	$(502,703)

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

Assets		Valuation Inputs
Short Duration Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$7,246,832	$—	$7,246,832
U.S. Government & Agencies	—	2,383,974	—	2,383,974
Money Market Funds	352,949	—	—	352,949
Total	$352,949	$9,630,806	$—	$9,983,755
(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

4. DERIVATIVE TRANSACTIONS

The Funds may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Funds may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect a Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Funds may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Funds may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions — A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. A Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2024, and the effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2024.

Location of Derivatives on Statement of Assets and Liabilities

	Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
	Equity Price Risk:
Small Cap Fund	Written Options		Written options, at fair value	(3,016,977)
Large Cap Plus Fund	Purchased Options	Investments in securities at fair value		801,350
	Written Options		Written options, at fair value	(1,592,201)
Income Opportunities Fund	Written Options		Written options, at fair value	(502,703)

For the six months ended March 31, 2024:

	Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivative
	Equity Risk Exposure:	Net realized gain and change in unrealized appreciation (depreciation) on investments
Small Cap Fund	Written Options		$(348,843)	$(1,316,428)
Large Cap Plus Fund	Purchased Options		381,068	1,428
	Written Options		(551,765)	(563,995)
Income Opportunities Fund	Written Options		193,838	(407,332)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended March 31, 2024:

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

	Derivatives	Average Ending Monthly Fair Value(a)
Small Cap Fund	Written Options	$(1,826,111)
Large Cap Plus Fund	Purchased Options	607,252
	Written Options	(1,138,483)
Income Opportunities Fund	Written Options	(316,082)

(a)	Average based on the six months during the period that had activity.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), amended October 1, 2023, the Adviser manages each Fund’s investments subject to the supervision of the Board and in conformity with the stated objective and policies of each Fund. The Adviser charges a management fee and an administrative fee, which is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds of 0.75% and 0.39%, respectively, of each Fund’s average daily net assets computed and accrued daily and paid monthly for the Small Cap Fund, Large Cap Plus Fund, International Fund and Income Opportunities Fund. The management fee and administrative fee for the Short Duration Fund is 0.30% and 0.39%, respectively. For the six months ended March 31, 2024, the fees charged to the Funds were as follows:

	Adviser Fee Earned	Payable to Adviser	Administrative Fee Earned	Administrative Fee Payable
Small Cap Fund	$303,343	$56,563	$157,738	$29,413
Large Cap Plus Fund	226,138	41,123	117,591	21,384
International Fund	160,267	28,992	83,339	15,076
Income Opportunities Fund	69,753	12,255	54,407	9,559
Short Duration Fund	$7,443	$2,527	$9,677	$3,286

Out of the administrative fee, the Adviser pays substantially all of the Funds’ expenses, except for brokerage and other expenses of executing Fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business. Each Fund will pay all expenses, if any, which may be incurred pursuant to the Funds’ Rule 12b-1 Distribution Plan.

Prior to January 12, 2022, the adviser charged a unitary management fee which was designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds of 1.20% of the Small Cap Fund, Large Cap Plus Fund and International Fund’s average daily net assets computed and accrued daily and paid monthly.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

Ultimus Fund Solutions, LLC (the “Administrator”) provides administrative, fund accounting, transfer agent and other services to the Funds under a Master Services Agreement with the Trust and the Adviser (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator is paid fees for its services and is reimbursed for certain out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides an individual to serve as the Trusts’ Chief Compliance Officer in accordance with the Compliance Services Consulting Agreement. For the performance of these services, the Adviser pays NLCS an annual fee. Additionally, the Adviser reimburses NLCS for any out-of-pocket expenses incurred for compliance services.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

Certain officers and trustees of the Trust are also officers of the Adviser and/or the Administrator. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act applicable to Class A shares. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person a fee of 0.25% of the average daily net assets of each Fund’s Class A shares in connection with the promotion and distribution of each Fund’s Class A shares or the provision of personal services to shareholders, including but not limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to parties other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). For the six months and period ended March 31, 2024, 12b-1 Expenses incurred by the Funds were as follows:

	12b-1 fees	Payable for 12b-1 fees
Small Cap Fund	$19,748	$10,416
Large Cap Plus Fund	357	196
International Fund	235	199
Income Opportunities Fund	152	184
Short Duration Fund	9	9

During the six months ended, March 31, 2024 the distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

Small Cap Fund	$1,135
Large Cap Plus Fund	—
International Fund	—
Income Opportunities Fund	—
Short Duration Fund	—

The Independent Trustees are compensated for their services to the Funds by the Adviser as part of the administrative fee. Each Independent Trustee was paid $30,000 in fees during the six months ended March 31, 2024. In addition, the Adviser reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings. Certain trustees and/or officers are officers of the Adviser.

6. INVESTMENT TRANSACTIONS

For the six months and period ended March 31, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales	Securities Sold Short	Covers on Securities Sold Short
Small Cap Fund	$20,187,155	$15,352,366	$—	$—	$—	$—
Large Cap Plus Fund	10,232,384	10,287,973	—	—	5,354,439	7,632,044
International Fund	4,480,405	3,293,201	—	—	—	—
Income Opportunities Fund	4,226,830	5,698,824	—	—	—	—
Short Duration Fund	4,202,074	—	—	—	—	—

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a) (9) of the 1940 Act. As of March 31, 2024, Roderick Dillon owned 37.65% of the Small Cap Fund - Class I, 35.95% of the Large Cap Plus Fund - Class I and 50.35% of the Short Duration Fund - Class I. As of March 31, 2024, Lisa Wesolek owned 99.96% of the Short Duration Fund - Class A. As a result, Roderick Dillon and Lisa Wesolek may be deemed to control these Funds. Roderick Dillon and Lisa Wesolek are affiliates of the Funds.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

8. FEDERAL TAX INFORMATION

At March 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Tax cost of investments	Unrealized Appreciation	Unrealized Depreciation	Net unrealized appreciation/ (depreciation)
Small Cap Fund	$71,411,875	$23,709,902	$(2,484,803)	$21,225,099
Large Cap Plus Fund	48,420,820	17,409,701	(1,615,146)	15,794,555
International Fund	39,678,242	8,393,292	(1,279,449)	7,113,843
Income Opportunities Fund	27,537,190	2,741,089	(765,106)	1,975,983
Short Duration Fund	9,990,687	6,203	(13,135)	(6,932)

The tax character of distributions paid for the fiscal year ended September 30, 2023 were as follows:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund
Distributions paid from:
Ordinary income(a)	$420,580	$21,832	$524,857	$788,859
Long-term capital gains	—	586,391	—	—
Total	$420,580	$608,223	$524,857	$788,859

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund
Distributions paid from:
Ordinary income(a)	$420,580	$21,832	$524,857	$788,859
Long-term capital gains	—	586,391	—	—
Total	$420,580	$608,223	$524,857	$788,859

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund
Undistributed ordinary income	$391,975	$44,783	$861,142	$18,195
Undistributed long-term capital gains	—	—	—	—
Accumulated capital and other losses	(675,776)	(1,296,380)	(145,393)	(1,471,799)
Unrealized appreciation (depreciation) on investments	9,757,548	8,885,226	2,580,125	(694,283)
Total	$9,473,747	$7,633,629	$3,295,874	$(2,147,887)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of September 30, 2023, the Small Cap Fund, the Large Cap Plus Fund, the International Fund and the Income Opportunities Fund had short-term capital loss carryforwards of $672,630, $1,110,138, $145,393 and $1,471,799, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended September 30, 2023, the International Fund utilized short-term capital loss carryforwards of $208,048.

9. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2024, the Small Cap Fund had 27.38% of the value of its net assets invested in stocks within the Materials sector. As of March 31, 2024, the Large Cap Plus Fund Fund had 25.60% of the value of its net assets invested in stocks within the Technology sector.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2024 (Unaudited)

10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

11. REGULATORY UPDATES

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”): Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

12. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Liquidity Risk Management Program (Unaudited)

VELA Funds, on behalf of the VELA Small Cap Fund, the Large Cap Plus Fund, the VELA International Fund and the VELA Income Opportunities Fund (the “Funds”) have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended September 30, 2023, the Funds’ Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; administrative fees; distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

Summary of Fund Expenses (Unaudited) (continued)

		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period(a)	Annualized Expense Ratio
Small Cap Fund
Class A	Actual	$1,000.00	$1,162.50	$7.52	1.39%
	Hypothetical(b)	$1,000.00	$1,018.05	$7.02	1.39%
Class I	Actual	$1,000.00	$1,163.80	$6.17	1.14%
	Hypothetical(b)	$1,000.00	$1,019.30	$5.76	1.14%
Large Cap Plus Fund
Class A	Actual	$1,000.00	$1,154.10	$7.20	1.34%
	Hypothetical(b)	$1,000.00	$1,018.31	$6.75	1.34%
Class I	Actual	$1,000.00	$1,155.50	$5.86	1.09%
	Hypothetical(b)	$1,000.00	$1,019.57	$5.49	1.09%
International Fund
Class A	Actual	$1,000.00	$1,109.10	$7.34	1.39%
	Hypothetical(b)	$1,000.00	$1,018.04	$7.02	1.39%
Class I	Actual	$1,000.00	$1,111.20	$6.02	1.14%
	Hypothetical(b)	$1,000.00	$1,019.30	$5.76	1.14%
Income Opportunities Fund
Class A	Actual	$1,000.00	$1,128.70	$6.07	1.14%
	Hypothetical(b)	$1,000.00	$1,019.30	$5.76	1.14%
Class I	Actual	$1,000.00	$1,130.00	$4.74	0.89%
	Hypothetical(b)	$1,000.00	$1,020.55	$4.50	0.89%
Short Duration Fund
Class A	Actual	$1,000.00	$1,006.70	$2.67	0.94%
	Hypothetical(b)	$1,000.00	$1,020.32	$2.68	0.94%
Class I	Actual	$1,000.00	$1,012.70	$1.97	0.69%
	Hypothetical(b)	$1,000.00	$1,021.55	$1.98	0.69%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for the Small Cap Fund, the Large Cap Plus Fund, the International Fund, and the Income Opportunities Fund and multiplied by 104/366 (to reflect the period since commencement of operations on December 18, 2023) for the Short Duration Fund.

(b)	Hypothetical assumes 5% annual return before expenses.

Disclosure Regarding Approval of Advisory Agreement (Unaudited)

At a meeting held on November 17, 2023, the Board of Trustees (the “Board”), including a majority of the Independent Trustees, approved the second amended and restated investment advisory agreement between the VELA Funds and VELA Investment Management, LLC (the “Adviser”) (the “Advisory Agreement”), as amended with respect to the VELA Short Duration Fund (the “Duration Fund”). In advance of the meeting, the Board requested, and the Adviser provided, certain information related to the Adviser and the terms of the Advisory Agreement.

In the course of consideration of the approval of the Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the approval of the Advisory Agreement and reaching their conclusions with respect to the Advisory Agreement, the Board took note of relevant judicial precedent and regulations adopted by the Securities and Exchange Commission that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Duration Fund; (ii) the investment performance of the Duration Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Duration Fund; (iv) the extent to which economies of scale would be realized as the Duration Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Duration Fund’s investors.

The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any compliance issues raised by the Adviser’s presentation.

Nature, Extent and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Adviser to the Duration Fund, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Board noted that the proposed services are the same as the services that the Adviser currently provides to the legacy Funds, including the caliber of the investment management and related services. The Board discussed the Adviser’s compliance infrastructure and resources. The Board also considered the experience and knowledge of the management team and the Adviser’s management of service provider relationships.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Duration Fund was satisfactory.

Performance. The Board considered that the Duration Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board considered that the Duration Fund’s investment strategy, under normal circumstances, should generate current income and provide protection of principal for its shareholders. The Board also took into consideration the background and experience of the prospective portfolio management team. The Board acknowledged that the legacy Funds managed by the Adviser had demonstrated consistent performance since their inception. The Board concluded that, despite a lack of comparative data, based on the Duration Fund’s investment strategy and the information provided by the Adviser, the Adviser had the potential to provide satisfactory performance for the Duration Fund.

Disclosure Regarding Approval of Advisory Agreement (Unaudited) (continued)

Fees and Expenses. As to the costs of the services to be provided and the profits to be realized by the Adviser, the Board considered the proposed fee for advisory services, the proposed fee for administrative services, and the total expenses to be paid by the Duration Fund. The Board reviewed a report provided by the Adviser showing the management fees and total expense ratios of a group of funds the Adviser deemed comparable to the Duration Fund. The Board evaluated the Duration Fund’s management fee and total expense ratio through the review of comparative information with respect to the fees paid by the peer group. Based on these considerations and other factors, the Board concluded that the proposed management fee of 0.30%, the proposed administrative fee of 0.39%, and the total expense ratio of the Duration Fund were fair and reasonable for the services to be provided under the Advisory Agreement.

Profitability. The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Duration Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Duration Fund. The Board noted that the Duration Fund had not yet commenced operations and that it would evaluate the financial results from the Adviser’s relationship with the Duration Fund at the first renewal of the Advisory Agreement with respect to the Duration Fund.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Duration Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted that economies of scale were not a relevant consideration at this time and the Adviser would revisit whether economies of scale exist in the future once the Duration Fund achieved sufficient scale.

Fall-out Benefits. Because of its relationship with the Duration Fund, the Adviser and its affiliates may derive ancillary benefits from the Duration Fund’s operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the Adviser as to any such benefits, and noted that the Adviser did not anticipate any fallout benefits at this stage.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and with respect to the Duration Fund, and having been advised by independent legal counsel throughout the process, determined that the compensation to be paid under the Advisory Agreement and with respect to the Duration Fund is fair and reasonable, and that the approval of the Advisory Agreement and was in the best interest of the Duration Fund and its future shareholders.

Privacy Notice (Unaudited)

FACTS	WHAT DO THE VELA FUNDS (the “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security Number ▪ Assets ▪ Retirement Assets ▪ Checking Account Information ▪ Purchase History ▪ Account Balances ▪ Account Transactions ▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-833-399-1001

Who we are
Who is providing this notice?	VELA Funds Ultimus Fund Solutions, LLC (Administrator) Ultimus Fund Distributors, LLC (Distributor)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?	We collect your personal information, for example, when you

▪    Open an account

▪    Provide account information

▪    Give us your account information

▪    Make deposits or withdrawals from your account

▪    Make a wire transfer

▪    Tell us where to send the money

▪    Tell us who receives the money

▪    Show your government-issued ID

▪    Show your driver’s license

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes — information about your creditworthiness ▪ Affiliates from using your information to market to you ▪ Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ VELA Investment Management, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.
Non-Affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
▪ The Funds do not share your personal information with non-affiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
▪ The Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at 1-833-399-1001 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Lawrence Funderburke Jim Haring Danielle Ross Jason Job Lisa Wesolek	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Jason Job, President Lisa Wesolek, Vice President Zachary Richmond, Treasurer N. Lynn Bowley, Chief Compliance Officer Jesse Hallee, Secretary	LEGAL COUNSEL Davis Graham & Stubbs LLP 1550 17th Street, Suite 800 Denver, CO 80202

INVESTMENT ADVISER VELA Investment Management, LLC 220 Market Street, Suite 208 New Albany, OH 43054	CUSTODIAN Fifth Third Bank N.A. Fifth Third Center 38 Fountain Square Plaza Cincinnati, OH 45263

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

VELA-SAR-24

(b) NOT APPLICABLE.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1)	NOT APPLICABLE – disclosed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	NOT APPLICABLE

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VELA FUNDS

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	June 04, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	June 04, 2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	June 04, 2024